As filed with the Securities and Exchange Commission on December 19, 2002

                                          1933 Act File No. _________
                                          1940 Act File No. 811-21235


                             SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                          FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.        ....................

                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No.   5  .....................................         X

                          FEDERATED PREMIER MUNICIPAL INCOME FUND

                     (Exact Name of Registrant as Specified in Charter)

                                 Federated Investors Funds
                                    5800 Corporate Drive
                             Pittsburgh, Pennsylvania 15237-7000
                          (Address of Principal Executive Offices)

                                       (412) 288-1900
                              (Registrant's Telephone Number)

                                  Leslie K. Ross, Esquire
                                       Reed Smith LLP
                                 Federated Investors Tower
                                    1001 Liberty Avenue
                            Pittsburgh, Pennsylvania 15222-3779
                          (Name and Address of Agent for Service)
                     (Notices should be sent to the Agent for Service)

                                         Copies to:

Matthew G. Maloney, Esquire
Dickstein, Shapiro & Morin, L.L.P.
2101 L Street, N.W.
Washington, D.C.  20037


Approximate Date of Proposed Public Offering: As soon as possible after the effectiveness of the Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.




CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of          Amount Being      Proposed          Proposed Maximum
Securities        Registered        Maximum Offering  Aggregate Offering
Being                               Price Per Unit    Price
Registered

Preferred         1,600 shares      $25,000/share     $40,000,000
  Shares


Amount of Registration Fee

$3,680








                                   CROSS-REFERENCE SHEET
                                       PARTS A AND B



ITEM NO.    CAPTION                 LOCATION IN PROSPECTUS

1.          Outside Front Cover Page            Outside Front Cover Page
2.          Inside Front and Outside Back       Inside Front and Outside Back
3.          Fee Table and Synopsis              Summary of  Fund Expenses
4.          Financial Highlights                Not Applicable
5.          Plan of Distribution                Outside Front Cover Page
6.          Selling Shareholders                Not Applicable
7.          Use of Proceeds                     Use of Proceeds
8.          General Description of the          Outside Front Cover Page
            Registrant
9.          Management                          Management of the Fund
10.         Capital Stock, Long-Term Debt       Shares of Beneficial Interests
            and Other Securities
11.         Defaults and Arrears on Senior      Not Applicable
            Securities
12.         Legal Proceedings                   Not Applicable
13.         Table of Contents of SAI            Table of Contents (SAI)
14.         Cover Page of SAI                   Cover Page (SAI)
15.         Table of Contents of SAI            Table of Contents (SAI)
16.         General Information and             Appendix A (SAI)
            History
17.         Investment Objective and            Additional Investment Policies
            Policies
18.         Management                          Trustees and Officers (SAI);
                                                Advisory and Other Services
19.         Control Persons and Principal       Not Applicable
            Holders of Securities
20.         Investment Adisory and Other        Investment Advisory and Other
                                                Services (SAI)
            Services
21.         Brokerage Allocation and Other      Brokerage Commissions (SAI)
            Practices
22.         Tax Status                          Not Applicable
23.         Financial Statements                Financial Statements (SAI)




The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                                   Subject to Completion
                          Preliminary Prospectus dated [XXX], 2003

                                                                [Federated Logo]

PROSPECTUS

                                       $[XXX,XXX,XXX]
                          Federated Premier Municipal Income Fund
                     Municipal Auction Rate Cumulative Preferred Shares
                                    ("Preferred Shares")

                                  [X,XXX Shares, Series X
                                   X,XXX Shares, Series X
                                   X,XXX Shares, Series X
                                   X,XXX Shares, Series X
                                  X,XXX Shares, Series X]

                          Liquidation Preference $25,000 per Share

                                   ---------------------

     Investment Objective. Federated Premier Municipal Income Fund (the "Fund") is a recently organized, diversified, closed-end management investment company. The Fund's investment objective is to provide current income exempt from federal income tax, including alternative minimum tax ("AMT"). The Fund cannot assure you that it will achieve its investment objective.

     Investment Portfolio. The Fund will invest primarily in securities that, in the opinion of bond counsel to the issuer, or on the basis of another authority believed by Federated Investment Management Company (the Fund's investment adviser) to be reliable, pay interest exempt from federal income tax, including AMT. The Fund normally invests substantially all (at least 90%) of its total assets in tax exempt securities. The Fund will invest at least 80% of its total assets in investment grade tax exempt securities. The Fund may invest up to 20% of its total assets in tax exempt securities of below investment grade quality (but not lower than B). Tax exempt securities of below investment grade quality are regarded as having predominately speculative characteristics with respect to the issuer's capacity to pay interest and repay principal, and are commonly referred to as "junk bonds." Under normal circumstances, the Fund will maintain a dollar-weighted average portfolio maturity of 15 to 30 years and a dollar-weighted average duration of 7 to 13 years. 53

     Investing in the Preferred Shares involves certain risks. See "Risks" beginning on page [X] of this prospectus. The minimum purchase amount of the Preferred Shares is $25,000.

     The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                          Per Share                Total

Public offering price     $25,000                  $[XXX]
Sales load                $[XXX]                   $[XXX]
Proceeds to the Fund      $[XXX]                   $[XXX]
(before expenses) (1)

     (1) Not including offering expenses payable by the Fund estimated to be $[XXX]. The Fund and its investment adviser, Federated Investment Management Company, have agreed to indemnify the several underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

     The underwriters are offering the Preferred Shares subject to various conditions. The underwriters expect to deliver the Preferred Shares to purchasers, in book-entry form, through the facilities of The Depository Trust Company on or about [Month, Day, 2003].

                                  [NAMES OF UNDERWRITERS]


                           The date of this prospectus is , 2003

     You should read this prospectus, which contains important information about the Fund, before deciding whether to invest in Preferred Shares and retain it for future reference. A Statement of Additional Information, dated [Month, Day], 2003, containing additional information about the Fund, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in its entirety into this prospectus. You may request a free copy of the Statement of Additional Information, the table of contents of which is on page [XX] of this prospectus, by calling 1-800-341-7400 or by writing to the Fund, or obtain a copy (and other information regarding the Fund) from the SEC's web site (http://www.sec.gov).

     The Preferred Shares are not deposits or obligations of any bank, are not insured or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Reserve Board or any other government agency.

     The Fund is offering [X,XXX] shares of Series [X] municipal auction rate cumulative preferred shares, [X,XXX] shares of Series [X] municipal auction rate cumulative preferred shares, [X,XXX] shares of Series [X] municipal auction rate cumulative preferred shares, [X,XXX] shares of Series [X] municipal auction rate cumulative preferred shares and [X,XXX] shares of Series [X] municipal auction rate cumulative preferred shares (collectively, the "Preferred Shares"). The Preferred Shares have a liquidation preference of $25,000 per Preferred Share, plus any accumulated, unpaid dividends. The Preferred Shares also have priority over the Fund's common shares ("Common Shares") as to distribution of assets as described in this prospectus. It is a condition of closing this offering that the Preferred Shares be offered with a rating of "AAA" from Fitch, Inc. ("Fitch") and "Aaa" from Moody's Investors Service, Inc. ("Moody's").

     The dividend rate for the initial dividend rate period will be [X.X]% for Series [X], [X.X]% for Series [X], [X.X]% for Series [X], [X.X]% for Series [X], and [X.X]% for Series [X]. The initial rate period is from the date of issuance through [Month, Day], 2003 for Series [X], [Month, Day], 2003 for Series [X], [Month, Day], 2003 for Series [X], [Month, Day], 2003 for Series [X], and [Month, Day], 2003 for Series [X]. For subsequent rate periods, Preferred Shares pay dividends based on a rate set at auction, usually held [weekly]. Prospective purchasers should carefully review the auction procedures described in this prospectus and should note: (1) a buy order (called a "bid order") or sell order is a commitment to buy or sell Preferred Shares based on the results of an auction; (2) auctions will be conducted by telephone; and (3) purchases and sales will be settled on the next business day after the auction.

     The Preferred Shares are redeemable, in whole or in part, at the option of the Fund on the second business day prior to any date dividends are paid on the Preferred Shares, and will be subject to mandatory redemption in certain circumstances at a redemption price of $25,000 per Preferred Share, plus accumulated but unpaid dividends to the date of the redemption, plus a premium in certain circumstances.

     Preferred Shares are not listed on an exchange. You may only buy or sell Preferred Shares through an order placed at an auction with or through (1) a broker-dealer that has entered into an agreement with the auction agent and the Fund; or (2) such other person as the Fund permits. These broker-dealers are not required to maintain this market, and it may not provide you with liquidity.

     Dividends on Preferred Shares, to the extent payable from tax exempt income earned on the Fund's investments, will be exempt from federal income tax
(including AMT) in the hands of owners of such shares ("Preferred Shareholders"). The Fund is required to allocate net capital gains and other taxable income, if any, proportionately between Common Shares and Preferred Shares, based on the percentage of total dividends distributed to each class for that year. The Fund may at its election give notice of the amount of any income subject to federal income tax to be included in a dividend on a Preferred Share in advance of the related auction. If the Fund does not give such advance notice, it generally will be required to pay additional amounts to Preferred Shareholders in order to adjust for their receipt of income subject to federal income tax.


     You should rely only on the information contained or incorporated by reference in this prospectus. The Fund has not authorized anyone to provide you with different information. The Fund is not making an offer of these securities in any state where the offer is not permitted. You should not assume that the information provided by this prospectus is accurate as of any date other than the date on the front of this prospectus.


                                     TABLE OF CONTENTS

Prospectus Summary.....................................................2
Financial Highlights (Unaudited).......................................2
The Fund...............................................................2
Use Of Proceeds........................................................2
Capitalization (Unaudited).............................................2
Portfolio Composition..................................................2
The Fund's Investments.................................................2
Risks..................................................................2
How The Fund Manages Risk..............................................2
Management Of The Fund.................................................2
Description Of Preferred Shares........................................2
The Auction............................................................2
Description Of Common Shares...........................................2
Certain Provisions In The Agreement And Declaration Of Trust...........2
Repurchase Of Common Shares............................................2
Tax Matters............................................................2
Underwriting...........................................................2
Custodian And Transfer Agent; Auction Agent............................2
Legal Opinions.........................................................2
Available Information..................................................2
Table Of Contents For The Statement Of Additional Information..........2


                                     PROSPECTUS SUMMARY

     This is only a summary. This summary may not contain all of the information that you should consider before investing in Preferred Shares. You should read the more detailed information contained in this prospectus, the Statement of Additional Information and the Fund's Statement of Preferences of Preferred Shares (the "Statement") attached as Appendix A to the Statement of Additional Information. Capitalized terms used but not defined in this prospectus shall have the meanings given to such terms in the Statement.

THE                               Federated Premier Municipal Income
FUND........................................    Fund is a recently organized,
                                  diversified, closed-end, management
                                  investment company. The Fund's
                                  Common Shares are traded on the New
                                  York Stock Exchange under the symbol
                                  "FMN". See "Description of Common
                                  Shares." As of [Month, Day, Year],
                                  the Fund had [XX,XXX,XXX] Common
                                  Shares outstanding and net assets of
                                  $[XXX,XXX,XXX].

INVESTMENT OBJECTIVE................    The Fund's investment objective is
                                  to provide current income exempt
                                  from federal income tax, including
                                  AMT.

INVESTMENT POLICIES.................... The Fund will invest primarily in securities that, in the opinion of
                                  bond counsel to the issuer, or on
                                  the basis of another authority
                                  believed by Federated Investment
                                  Management Company (the Fund's
                                  investment adviser) to be reliable,
                                  pay interest exempt from federal
                                  income tax, including AMT. The Fund
                                  normally invests substantially all
                                  (at least 90%) of its total assets
                                  in tax exempt securities. The Fund
                                  will invest at least 80% of its
                                  total assets in investment grade tax
                                  exempt securities.  Investment grade
                                  tax exempt securities are those
                                  rated within the four highest
                                  categories by a nationally
                                  recognized statistical rating
                                  organization ("NRSRO"). See "The
                                  Fund's Investments-Investment
                                  Ratings."   The Fund may invest up
                                  to 20% of its total assets in tax
                                  exempt securities of below
                                  investment grade quality (but not
                                  lower than B).  Tax exempt
                                  securities of below investment grade
                                  quality are regarded as having
                                  predominately speculative
                                  characteristics with respect to the
                                  issuer's capacity to pay interest
                                  and repay principal and are commonly
                                  referred to as "junk bonds."  See
                                  "The Fund's Investments-Investment
                                  Ratings."

                                  Under normal circumstances, the Fund
                                  will maintain a dollar-weighted
                                  average portfolio maturity of 15 to
                                  30 years and a dollar-weighted
                                  average duration of 7 to 13 years.
                                  See "The Fund's Investments."

INVESTMENT ADVISER...................     Federated Investment Management
                                  Company will be the Fund's
                                  investment adviser (the "Adviser").
                                  The Adviser will receive an annual
                                  fee in a maximum amount equal to
                                  0.55% of the average daily value of
                                  the Fund's Managed Assets. "Managed
                                  Assets" means the total assets of
                                  the Fund (including assets
                                  attributable to the Preferred
                                  Shares, any other preferred shares
                                  that may be issued in the future or
                                  borrowings that may be outstanding)
                                  minus the sum of accrued liabilities
                                  (other than debt representing
                                  financial leverage).  The
                                  liquidation preference of the
                                  Preferred Shares or any other
                                  preferred shares that may be issued
                                  in the future is not a liability.
                                  The Adviser has contractually agreed
                                  to waive receipt of a portion of the
                                  management fee or reimburse other
                                  expenses of the Fund in the amount
                                  of 0.20% of the average daily value
                                  of the Fund's Managed Assets from
                                  the commencement of operations
                                  through December 31, 2007 (i.e.,
                                  approximately the first five years
                                  of the Fund's operations), and for a
                                  declining amount for an additional
                                  three years (through December 31,
                                  2010).  See "Management of the Fund."

THE                               The Fund is offering [X,XXX] shares
OFFERING.................................   of Series [X] Preferred Shares,
                                  [X,XXX] shares of Series [X]
                                  Preferred Shares, [X,XXX] shares of
                                  Series [X] Preferred Shares, [X,XXX]
                                  shares of Series [X] Preferred
                                  Shares, and [X,XXX] shares of Series
                                  [X] Preferred Shares each at a
                                  purchase price of $25,000 per
                                  Preferred Share. Preferred Shares
                                  are being offered by the
                                  underwriters listed under
                                  "Underwriting."

RISK FACTORS SUMMARY.............         Risk is inherent in all investing.
                                  Therefore, before investing in the
                                  Preferred Shares you should consider
                                  certain risks carefully.  The
                                  primary risks of investing in the
                                  Preferred Shares are:

                                  -  if an auction fails you may not
                                  be able to sell some or all of your
                                  Preferred Shares;

                                  -  because of the nature of the
                                  market for Preferred Shares, you may
                                  receive less than the price you paid
                                  for your Preferred Shares if you
                                  sell them outside of the auction,
                                  especially when market interest
                                  rates are rising;

                                  -  an NRSRO could downgrade the
                                  rating assigned to the Preferred
                                  Shares, which could affect liquidity;

                                  -  the Fund may be forced to redeem
                                  your Preferred Shares to meet
                                  regulatory or NRSRO requirements or
                                  may voluntarily redeem your
                                  Preferred Shares in certain
                                  circumstances;

                                  -  in certain circumstances, the
                                  Fund may not earn sufficient income
                                  from its investments to pay
                                  dividends;

                                  -  if interest rates rise, the value
                                  of the Fund's investment portfolio
                                  will decline, reducing the asset
                                  coverage for the Preferred Shares;

                                  -  if an issuer of a tax exempt
                                  security in which the Fund invests
                                  experiences financial difficulty or
                                  defaults, there may be a negative
                                  impact on the income and net asset
                                  value ("NAV") of the Fund's
                                  portfolio; and

                                  -  the Fund may invest up to 20% of
                                  its total assets in securities that
                                  are below investment grade quality
                                  (but not lower than B) which are
                                  regarded as having predominately
                                  speculative characteristics with
                                  respect to the issuer's capacity to
                                  pay interest and principal.

                                  For additional discussion of the
                                  risks associated with investing in
                                  the Preferred Shares and the Fund,
                                  see "Risks" below.

TRADING MARKET.........................       Preferred Shares are not listed on
                                  an exchange. Instead, you may buy or
                                  sell the Preferred Shares at an
                                  auction that normally is held
                                  [weekly], by submitting orders to a
                                  broker-dealer that has entered into
                                  an agreement with the auction agent
                                  and the Fund (a "Broker-Dealer"), or
                                  to a broker-dealer that has entered
                                  into a separate agreement with a
                                  Broker-Dealer. In addition to the
                                  auctions, Broker-Dealers and other
                                  broker dealers may maintain a
                                  secondary trading market in
                                  Preferred Shares outside of
                                  auctions, but may discontinue this
                                  activity at any time. There is no
                                  assurance that a secondary market
                                  will provide Preferred Shareholders
                                  with liquidity. You may transfer
                                  Preferred Shares outside of auctions
                                  only to or through a Broker-Dealer
                                  or a broker-dealer that has entered
                                  into a separate agreement with a
                                  Broker-Dealer. The table below shows
                                  the first auction date for each
                                  series of Preferred Shares and the
                                  day on which each subsequent auction
                                  will normally be held for each
                                  series of Preferred Shares. The
                                  first auction date for each series
                                  of Preferred Shares will be the
                                  business day before the dividend
                                  payment date for the initial rate
                                  period for that series of Preferred
                                  Shares. The start date for
                                  subsequent rate periods will
                                  normally be the business day
                                  following the auction date unless
                                  the then-current rate period is a
                                  special rate period or the first day
                                  of the subsequent rate period is not
                                  a business day.

                                  Series  First Auction Date*
                                  Subsequent
                                  Auction Day
                                  [X]     [Month Day]     [Day of Week]
                                  [X]     [Month Day]     [Day of Week]
                                  [X]     [Month Day]     [Day of Week]
                                  [X]     [Month Day]     [Day of Week]
                                  [X]     [Month Day]     [Day of Week]

                                  * All Dates are 2003.

DIVIDENDS AND RATE PERIODS.....     The table below shows the dividend
                                  rate for the initial rate period on
                                  the Preferred Shares offered in this
                                  prospectus. For subsequent rate
                                  periods, Preferred Shares will pay
                                  dividends based on a rate set at
                                  auctions, normally held [weekly]. In
                                  most instances, dividends are also
                                  paid [weekly], on the first business
                                  day following the end of the rate
                                  period. The rate set at auction will
                                  not exceed the maximum applicable
                                  rate. See "Description of Preferred
                                  Shares-Dividends and Rate Periods."

                                  The table below also shows the date
                                  from which dividends on the
                                  Preferred Shares will accumulate at
                                  the initial rate, the dividend
                                  payment date for the initial rate
                                  period and the day on which
                                  dividends will normally be paid. If
                                  the day on which dividends otherwise
                                  would be paid is not a business day,
                                  then dividends will be paid on the
                                  first business day that falls after
                                  that day.

                                  Finally, the table below shows the
                                  number of days of the initial rate
                                  period for the Preferred Shares.
                                  Subsequent rate periods generally
                                  will be [seven] days.  A requested
                                  special rate period will not be
                                  effective unless sufficient clearing
                                  bids were made in the auction
                                  immediately preceding the special
                                  rate period.  In addition, full
                                  cumulative dividends, any amounts
                                  due with respect to mandatory
                                  redemptions and any additional
                                  dividends payable prior to such date
                                  must be paid in full.  The Fund must
                                  also have received confirmation from
                                  Moody's and Fitch or any substitute
                                  NRSRO that the proposed special rate
                                  period will not adversely affect
                                  such NRSRO's then-current rating on
                                  the Preferred Shares, and the lead
                                  Broker-Dealer designated by the
                                  Fund, [name], must not have objected
                                  to declaration of a special rate
                                  period.  The dividend payment date
                                  for special rate periods of more
                                  than [seven] days will be set out in
                                  the notice designating a special
                                  rate period. See "Description of
                                  Preferred Shares-Dividends and Rate
                                  Periods-Designation of Special Rate
                                  Periods."


                  Date of     Dividend
       Initial  Accumulation   Payment   Subsequent   Number of
       Dividend  at Initial   Date for    Dividend     Days of
         Rate      Rate*       Initial   Payment Day   Initial
                                Rate                 Rate Period
                               Period*
  [X]   [Rate]  [Month Day]  [Month Day]   [Day of       [X]
                                            Week]
  [X]   [Rate]  [Month Day]  [Month Day]   [Day of       [X]
                                            Week]
  [X]   [Rate]  [Month Day]  [Month Day]   [Day of       [X]
                                            Week]
  [X]   [Rate]  [Month Day]  [Month Day]   [Day of       [X]
                                            Week]
  [X]   [Rate]  [Month Day]  [Month Day]   [Day of       [X]
                                            Week]

  *All dates are 2003.

SPECIAL TAX
CONSIDERATIONS......................... The Fund invests primarily in securities that pay interest exempt
                                  from federal income tax, including
                                  AMT.  Consequently, the dividends
                                  that you receive generally will be
                                  exempt from federal income tax,
                                  including AMT.  However, dividends
                                  may be subject to state and local
                                  taxes.  In addition, distributions
                                  of any capital gain or other taxable
                                  income will be taxable to
                                  shareholders.

                                  Taxable income or gain earned by the
                                  Fund will be allocated
                                  proportionately to Preferred
                                  Shareholders and Common
                                  Shareholders, based on the
                                  percentage of total dividends paid
                                  to each class for that year.
                                  Accordingly, certain specified
                                  Preferred Shares dividends may be
                                  subject to income tax on income or
                                  gains attributed to the Fund.  The
                                  Fund may at its election give notice
                                  before any applicable auction of the
                                  amount of any taxable income and
                                  gain to be distributed for the
                                  period relating to that auction.  If
                                  the Fund does not provide such
                                  notice, the Fund generally will make
                                  shareholders whole for taxes owing
                                  on dividends paid to Preferred
                                  Shareholders that include taxable
                                  income and gain.  See "Tax Matters"
                                  and "Description of Preferred
                                  Shares-Dividends and Rate Periods."

RATINGS.............................. Shares of each series of Preferred
                                  Shares will be issued with a rating
                                  of "Aaa" from Moody's and "AAA" from
                                  Fitch.  These ratings are an
                                  assessment of the capacity and
                                  willingness of an issuer to pay
                                  preferred share obligations.  The
                                  ratings are not a recommendation to
                                  purchase, hold or sell those shares
                                  inasmuch as the rating does not
                                  comment as to market price or
                                  suitability for a particular
                                  investor.  The ratings described
                                  above also do not address the
                                  likelihood that an owner of
                                  Preferred Shares will be able to
                                  sell such shares in an auction or
                                  otherwise.  The ratings are based on
                                  current information furnished to
                                  Moody's and Fitch by the Fund and
                                  the Adviser and information obtained
                                  from other sources.  The ratings may
                                  be changed, suspended or withdrawn
                                  in the NRSRO's discretion as a
                                  result of changes in, or the
                                  unavailability of, such information.
                                  In order to maintain this rating,
                                  the Fund must own portfolio
                                  securities of a sufficient value and
                                  with adequate credit quality to meet
                                  the NRSRO's guidelines. See
                                  "Description of Preferred Shares
                                  NRSRO Guidelines and Asset Coverage."

REDEMPTION.......................   The Fund may be required to redeem
                                  Preferred Shares if, for example,
                                  the Fund does not meet an asset
                                  coverage ratio required by law or to
                                  correct a failure to meet an NRSRO
                                  guideline in a timely manner. The
                                  Fund voluntarily may redeem
                                  Preferred Shares under certain
                                  conditions. See "Description of
                                  Preferred Shares-Redemption" and
                                  "Description of Preferred Shares
                                  NRSRO Guidelines and Asset Coverage."

LIQUIDATION PREFERENCE............    The liquidation preference for
                                  shares of each series of Preferred
                                  Shares will be $25,000 per Preferred
                                  Share plus accumulated but unpaid
                                  dividends. See "Description of
                                  Preferred Shares-Liquidation."

VOTING RIGHTS....................    The holders of preferred shares,
                                  including Preferred Shares, voting
                                  as a separate class, have the right
                                  to elect at least two trustees of
                                  the Fund at all times. Such holders
                                  also have the right to elect a
                                  majority of the trustees in the
                                  event that two years' dividends on
                                  the preferred shares are unpaid. In
                                  each case, the remaining trustees
                                  will be elected by holders of Common
                                  Shares and preferred shares,
                                  including Preferred Shares, voting
                                  together as a single class. The
                                  holders of preferred shares,
                                  including Preferred Shares, will
                                  vote as a separate class or classes
                                  on certain other matters as required
                                  under the Fund's Agreement and
                                  Declaration of Trust, the Investment
                                  Company Act of 1940 (the "Investment
                                  Company Act") and Delaware law. See
                                  "Description of Preferred
                                  Shares-Voting Rights," and "Certain
                                  Provisions in the Agreement and
                                  Declaration of Trust."



                              FINANCIAL HIGHLIGHTS (Unaudited)

     Information contained in the table below shows the unaudited operating performance of the Fund from the commencement of the Fund's investment operations on [Month Day, Year] through [Month Day, Year]. Since the Fund was recently organized and commenced investment operations on [Month Day, Year], the table covers less than [X] weeks of operations, during which a substantial portion of the Fund's portfolio was held in temporary investments pending investment in tax exempt securities that meet the Fund's investment objectives and policies. Accordingly, the information presented may not provide a meaningful picture of the Fund's future operating performance.

                                                      For the Period
                                                      [Month Day, Year] *
                                                      Through
                                                      [Month Day, Year]

Per Common Share Operating Performance:
  Net asset value, beginning of period**..............  $  [X.XX]+
                                                         --------
  Net investment income.................................. [X.XX]
  Net unrealized gain on investments......................[X.XX]
                                                        --------
  Net increase from investment operations.................[X.XX]
                                                          --------
Capital charge with respect to issuance of common shares..[(X.XX)]
                                                           --------
Net asset value, end of period**........................$  [X.XX]
                                                           ========
Market value, end of period**.......................... $  [X.XX]
                                                          ========
Total Investment Return++...............................   [X.XX]%
                                                          ========
Ratios To Average Net Assets Of Common Shareholders:
  Expenses after fee waiver..................................  [X.XX]%#
  Expenses before fee waiver................................ [X.XX]%#
  Net investment income after fee waiver.................  [X.XX]%#
  Net investment income before fee waiver................[X.XX]%#
Supplemental Data:
  Average net assets of Common Shareholders (000)........... $[XXX,XXX]
  Portfolio turnover............................................ [X]%
  Net assets of Common Shareholders, end of period (000).... $[XXX,XXX]
--------
*   Commencement of investment operations.

** NAV and market value are published in Barron's on Saturday, The Wall Street Journal on Monday and The New York Times on Sunday.

+ NAV immediately after the closing of the first public offering was $[XX.XX].

++ Total investment return is calculated assuming a purchase of Common Shares at the current market price on the first day and a sale at the current market price on the last day of the period reported. Total investment return does reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

#   Annualized

     The information above represents the unaudited operating performance for a Common Share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Fund's Common Shares.

                                          THE FUND

     The Fund is a recently organized, diversified, closed-end, management investment company registered under the Investment Company Act. The Fund was organized as a Delaware statutory trust on October 16, 2002 pursuant to an Agreement and Declaration of Trust governed by the laws of the Stare of Delaware. On [Month Day, Year], the Fund issued an aggregate of [XX,XXX,XXX] Common Shares of beneficial interest, par value $.01 per share, pursuant to the initial public offering and commenced its investment operations. The Fund's Common Shares are traded on the New York Stock Exchange under the symbol "FMN". The Fund 's principal office is located at 5800 Corporate Drive, Pittsburgh, PA 15237-7000, and its telephone number is 1-800-341-7400.

     The following provides information about the Fund's outstanding shares as of [Month Day, Year]:

                                        Amount held by
                         Amount          the Fund or
  Title of Class       Authorized      for its Account        Amount
                                                            Outstanding

      Common            Unlimited             0                  0
     Preferred          Unlimited             0                  0
    Series [X]             [X]                0                  0
    Series [X]             [X]                0                  0
    Series [X]             [X]                0                  0
    Series [X]             [X]                0                  0
    Series [X]             [X]                0                  0

                                      USE OF PROCEEDS

     The net proceeds of this offering will be approximately $[XXX,XXX,XXX] after payment of the sales load and estimated offering costs. The Fund will invest the net proceeds of the offering in accordance with the Fund 's investment objective and policies as stated below. The Adviser currently anticipates that the Fund will be able to invest substantially all of the net proceeds in tax exempt securities that meet the Fund 's objective and policies at or shortly (within six to eight weeks) after the completion of the offering. Pending such investment, it is anticipated that the proceeds will be invested in short-term, tax-exempt or taxable investment grade securities.

                                 CAPITALIZATION (Unaudited)

     The following table sets forth the capitalization of the Fund as of [Month Day, Year], and as adjusted to give effect to the issuance of the Preferred Shares offered hereby.

                                                Actual      As Adjusted
                                               ------------      ---------------
Shareholder's Equity:
  Preferred Shares, $.01 par value, $25,000 stated
   value per share, at liquidation value; unlimited
   shares authorized (no shares issued; [XX,XXX]
   shares issued, as adjusted).................. $      --        $[XXX,XXX,XXX]
  Common Shares, $.01 par value per share;
   unlimited shares authorized, [XX,XXX,XXX]shares
   outstanding*...................................  [XX,XXX]       [XX,XXX]
Paid-in surplus...................................  [XXX,XXX,XXX]  [XXX,XXX,XXX]
Balance of undistributed net investment income......[X,XXX,XXX]    [X,XXX,XXX]
  Accumulated net realized gain/loss from
   investment transactions..........................   (--)              (--)
  Net unrealized appreciation/depreciation of
   investments......................................([X,XXX,XXX])  ([X,XXX,XXX])
                                                    ------------------------
  Net assets.....................................  [XXX,XXX,XXX] [XXX,XXX,XXX]
                                                =============      =============
--------
* None of these outstanding shares are held by or for the account of the Fund.

                                   PORTFOLIO COMPOSITION

     As of [Month Day, Year], approximately [XX.XX]% of the market value of the Fund's portfolio was invested in long-term tax exempt securities and approximately [X.XX]% of the market value of the Fund's portfolio was invested in short-term tax exempt securities. The following table sets forth certain information with respect to the composition of the Fund's investment portfolio as of [Month Day, Year], based on the highest rating assigned.

                                      Value
      Credit Rating                   (000)            Percent

      AAA/Aaa*                     $[XXX,XXX]          [XX.X]%
      AA/Aa                        $[XXX,XXX]          [XX.X]%
      A/A                          $[XXX,XXX]          [XX.X]%
      BBB/Baa                       $[XX,XXX]          [X.X]%
      BB/Ba                         $[XX,XXX]          [X.X]%
      Unrated+                      $[XX,XXX]          [X.X]%
      Short-Term                    $[XX,XXX]          [X.X]%

      Total                        $[XXX,XXX]         [XXX.X]%

     * Includes securities that are backed by an escrow or trust containing sufficient U.S. Government Securities to ensure the timely payment of principal and interest. + Refers to securities that have not been rated by Moody's, Fitch or Standard & Poor's ("S&P") but that have been assessed by the Adviser as being of comparable credit quality to rated securities in which the Fund may invest. See "The Fund's Investments-Investment Objective and Investment Policies."

                                   THE FUND'S INVESTMENTS

Investment Objective

     The Fund's investment objective is to provide current income exempt from federal income tax, including AMT.

Investment Policies

     The Fund will invest primarily in securities that, in the opinion of bond counsel to the issuer, or on the basis of another authority believed by the Adviser to be reliable, pay interest exempt from federal income tax, including AMT. The Adviser will not conduct its own analysis of the tax status of the interest paid by tax exempt securities held by the Fund.

     The Fund normally invests substantially all (at least 90%) of its total assets in tax exempt securities. The Fund normally will invest at least 80% of its total assets in investment grade tax exempt securities. The Fund may invest up to 20% of its total assets in tax exempt securities of below investment grade quality (but not lower than B). Bonds of below investment grade quality are commonly referred to as "junk bonds." Bonds of below investment grade quality are regarded as having predominately speculative characteristics with respect to the issuer's capacity to pay interest and repay principal.

     The Adviser performs a fundamental credit analysis on tax exempt securities that the Fund is contemplating purchasing before the Fund purchases such securities. The Adviser considers various factors, including the economic feasibility of revenue bond financings and general purpose financings; the financial condition of the issuer or guarantor; and political developments that may affect credit quality. The Adviser monitors the credit risks of the tax exempt securities held by the Fund on an ongoing basis by reviewing periodic financial data and ratings of NRSROs.

     Under normal circumstances, the Fund will maintain a dollar-weighted average portfolio maturity of 15 to 30 years and a dollar-weighted average duration of 7 to 13 years. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser increases or reduces the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it attempts to maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it attempts to shorten the portfolio duration. The Adviser considers a variety of factors in formulating its interest rate outlook, including current and expected U.S. economic growth; current and expected interest rates and inflation; the Federal Reserve's monetary policy; and supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

     For temporary or for defensive purposes, including the period during which the net proceeds of this offering are being invested, the Fund may invest up to 100% of its assets in short-term investments, including high quality, short-term securities that may be either tax exempt or taxable. The Fund intends to invest in taxable short-term investments only in the event that suitable tax exempt short-term investments are not available at reasonable prices and yields. Investments in taxable short-term investments would result in a portion of your dividends being subject to federal income taxes. For more information, see "Tax Matters" in the Statement of Additional Information.

     Because the Fund refers to municipal investments in its name, it has an investment policy that it will normally invest so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy is referred to as the "80% Policy."

     The Fund cannot change its investment objective or the 80% Policy without the approval of (1) the holders of a majority of the outstanding Common Shares, the Preferred Shares and any other preferred shares that may be issued in the future voting together as a single class, and (2) the holders of a majority of the outstanding Preferred Shares and any other preferred shares that may be issued in the future voting as a separate class. A "majority of the outstanding" means (1) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or (2) more than 50% of the shares, whichever is less. See "Description of Preferred Shares-Voting Rights" and the Statement of Additional Information under "Description of Shares-Preferred Shares" for additional information with respect to the voting rights of Preferred Shareholders.

Investment Ratings

     The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs, such as S&P, Moody's or Fitch. For example, S&P assigns ratings to investment grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. Securities in the lowest investment grade category may be considered to possess speculative characteristics by certain NRSROs. An NRSRO's rating categories are determined without regard for sub-categories and gradations. If a security is downgraded below investment grade, the Adviser will reevaluate the security, but will not be required to sell it.

     Tax exempt securities of below investment grade quality are regarded as having predominately speculative characteristics with respect to the issuer's capacity to pay interest and repay principal and are commonly referred to as "junk bonds."

     If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment. See Appendix B to the Statement of Additional Information for a description of NRSRO ratings.

Investment Securities

     Tax Exempt Securities. Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically.

     Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

     General Obligation Bonds. General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

     Special Revenue Bonds. Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Holders of special revenue bonds may not depend on the municipality's general taxes or revenues for payment of the bonds. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

     Private Activity Bonds. Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds. The interest on many types of private activity bonds is subject to AMT. The Fund will invest primarily in bonds that pay interest exempt from AMT.

     Following are descriptions of other types of tax exempt securities in which the Fund may invest:

     Zero Coupon Securities. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

     Municipal Leases. Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

     The Fund may invest in securities supported by individual leases or pools of municipal leases.

Credit Enhancement

     The Fund may invest in securities that have credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security with credit enhancement based solely upon its credit enhancement.

Delayed Delivery Transactions

     The Fund may engage in delayed delivery transactions. Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transactions when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Derivative Contracts

     The Fund may buy and sell derivative contracts. Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

     Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.

     Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the fund to leverage and tax risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

Other Investment Companies

     The Fund may invest up to 10% of its total assets in securities of other open- or closed-end investment companies that invest primarily in tax exempt securities of the types in which the Fund may invest directly. The Fund generally expects to invest in other investment companies during periods when it has large amounts of uninvested cash, such as the period shortly after the Fund receives the proceeds of the offering of its Preferred Shares, during periods when there is a shortage of attractive high-yielding tax exempt securities available in the market, or when the Adviser believes share prices of other investment companies offer attractive values. The Fund may invest in investment companies advised by the Adviser to the extent permitted by applicable law or pursuant to exemptive relief from the SEC; currently, the Fund has not applied for such relief. As a shareholder in an investment company, the Fund will bear its ratable share of that investment company's expenses and will remain subject to payment of the Fund's advisory and other fees and expenses with respect to assets so invested. Preferred Shareholders therefore will be subject to duplicative expenses to the extent that the Fund invests in other investment companies. The Adviser will take expenses into account when evaluating the investment merits of an investment in an investment company relative to available tax exempt securities. In addition, the securities of other investment companies also may be leveraged and will therefore be subject to the same leverage risks to which the Fund is subject. The NAV and market value of leveraged shares will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged shares. The Fund treats its investment in such open- or closed-end investment companies as investments in tax exempt securities.

                                           RISKS

     Risk is inherent in all investing. Investing in any investment company security involves risk, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in Preferred Shares.

Interest Rate Risk

     Interest rate risk is the risk that tax exempt securities, and the Fund's net assets, will decline in value because of changes in interest rates. Generally, tax exempt securities will decrease in value when interest rates rise and increase in value when interest rates decline. The Fund issues Preferred Shares, which pay dividends based on short-term interest rates. The Fund then uses the proceeds from the sale of Preferred Shares to buy tax exempt securities, which pay interest based on long-term rates. Both long-term and short-term interest rates may fluctuate. If short-term interest rates rise, the Preferred Shares dividend rates may rise so that the amount of dividends paid to Preferred Shareholders exceeds the income from the portfolio securities purchased with the proceeds from the sale of Preferred Shares. Because income from the Fund's entire investment portfolio (not just the portion of the portfolio purchased with the proceeds of the Preferred Shares offering) is available to pay Preferred Share dividends, however, Preferred Share dividend rates would need to greatly exceed the yield on the Fund's portfolio before the Fund's ability to pay Preferred Share dividends would be impaired. If long-term rates rise, the value of the Fund's investment portfolio will decline, reducing the amount of assets serving as asset coverage for the Preferred Shares.

Auction Risk

     The dividend rate for the Preferred Shares normally is set through an auction process. In the auction, Preferred Shareholders may indicate the dividend rate at which they would be willing to hold or sell their Preferred Shares or purchase additional Preferred Shares. The auction also provides liquidity for the sale of Preferred Shares. An auction fails if there are more Preferred Shares offered for sale than there are buyers. You may not be able to sell your Preferred Shares at an auction if the auction fails. Also, if you place hold orders (orders to retain Preferred Shares) at an auction only at a specified dividend rate, and that rate exceeds the rate set at the auction, you will not retain your Preferred Shares. Finally, if you buy Preferred Shares or elect to retain Preferred Shares without specifying a dividend rate below which you would not wish to buy or continue to hold those Preferred Shares, you could receive a lower rate of return on your Preferred Shares than the market rate. See "Description of Preferred Shares" and "The Auction-Auction Procedures."

Secondary Market Risk

     If you try to sell your Preferred Shares between auctions, you may not be able to sell any or all of your Preferred Shares or you may not be able to sell them for $25,000 per Preferred Share or $25,000 per Preferred Share plus accumulated dividends. If the Fund has designated a special rate period (a rate period of more than [seven] days), changes in interest rates could affect the price you would receive if you sold your Preferred Shares in the secondary market. You may transfer shares outside of auctions only to or through (1) a broker-dealer that has entered into an agreement with the auction agent and the Fund or (2) such other person as the Fund permits. The Fund does not anticipate imposing significant restrictions on transfers to other persons. However, unless any such other person has entered into a relationship with a broker-dealer that has entered into a broker-dealer agreement with the auction agent, that person will not be able to submit bids at auctions with respect to Preferred Shares. Broker-dealers that maintain a secondary trading market for Preferred Shares are not required to maintain this market, and the Fund is not required to redeem Preferred Shares either if an auction or an attempted secondary market sale fails because of a lack of buyers. Preferred Shares are not listed on a stock exchange or the NASDAQ stock market. If you sell your Preferred Shares to a broker-dealer between auctions, you may receive less than the price you paid for them, especially if market interest rates have risen since the last auction.

Ratings and Asset Coverage Risk

     It is expected that Moody's will assign a rating of "Aaa" to the Preferred Shares and Fitch will assign a rating of "AAA" to the Preferred Shares. Such ratings do not eliminate or necessarily mitigate the risks of investing in Preferred Shares. Moody's or Fitch could downgrade Preferred Shares, which may make your Preferred Shares less liquid at an auction or in the secondary market. If Moody's or Fitch downgrades Preferred Shares, the Fund may alter its portfolio or redeem Preferred Shares in an effort to improve the rating, although there is no assurance that it will be able to do so to the extent necessary to restore the prior rating. The Fund may voluntarily redeem Preferred Shares under certain circumstances. See "Description of Preferred Shares-NRSRO Guidelines and Asset Coverage" for a description of the asset maintenance tests the Fund must meet.

Credit Risk

     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Many tax exempt securities receive credit ratings from NRSROs such as S&P and Moody's. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk and higher credit ratings correspond to lower perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

     Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Risks Associated With Non-Investment Grade Securities

     Securities rated below investment grade, also known as junk bonds, generally entail greater credit, interest rate and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively and their trading market may be more limited.

Tax Exempt Security Market Risk

     Investing in the tax exempt securities market involves certain risks. The amount of public information available about the tax exempt securities in the Fund's portfolio is generally less than that for corporate equities or bonds. Consequently, the Adviser may make investment decisions based on information that is incomplete or inaccurate. The secondary market for tax exempt securities tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund's ability to sell its bonds at attractive prices. Special factors, such as legislative changes and local and business developments, may adversely affect the yield or value of the Fund's investments in tax exempt securities.

     The ability of municipal issuers to make timely payments of interest and principal may be diminished in general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations or on the ability of municipalities to levy taxes.

Reinvestment Risk

     Reinvestment risk is the risk that income from the Fund's bond portfolio will decline if and when the Fund invests the proceeds from matured, traded, prepaid or called bonds at market interest rates that are below the portfolio's current earnings rate. A decline in income could affect the Fund's ability to pay dividends on the Preferred Shares.

Tax Risk

     In order to be tax exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to holders of Preferred Shares to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

     The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Fund may not be able to close out certain derivative contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

Sector Risk

     The Fund may invest 25% or more of its total assets in tax exempt securities of issuers in the same economic sector, including without limitation the following: bonds issued by state and local health finance, housing finance, pollution control, industrial development and other authorities or municipal entities for the benefit of hospitals, life care facilities, educational institutions, housing facilities, transportation systems, industrial corporations or utilities. In addition, a substantial part of the Fund may be comprised of securities that are credit enhanced by insurance companies, banks or other similar financial institutions. As a result, the performance of the Fund will be more susceptible to any economic, business, political or other developments that generally affect these sectors or entities.

Inflation Risk

     Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of Preferred Shares and dividends can decline. However, during any periods of rising inflation, Preferred Share dividend rates would likely increase.

Market Disruption

     As a result of the terrorist attacks on the World Trade Center and the Pentagon on September 11, 2001, some of the U.S. securities markets were closed for a four-day period. These terrorist attacks and related events have led to increased market volatility and may have long-term effects on U.S. and world economies and markets. A similar disruption of the financial markets would impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors affecting the Preferred Shares.

                                 HOW THE FUND MANAGES RISK

Investment Limitations

     The Fund has adopted certain investment limitations designed to limit investment risk. These limitations are fundamental and may not be changed without the approval of (1) the holders of a majority of the outstanding Common Shares, Preferred Shares and any other preferred shares that may be issued in the future, voting together as a single class, and (2) the approval of the holders of a majority of the outstanding Preferred Shares and any other preferred shares that may be issued in the future, voting as a separate class.

     Concentration. The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, but may invest more than 25% of its total assets in securities of issuers in the same economic sector.

     Diversification of Investments. With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase the securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.

     Underwriting. The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies and limitations.

     Investing in Real Estate. The Fund may not buy or sell real estate, although it may invest in tax exempt securities secured by real estate or interests in real estate.

     Investing in Commodities. The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, swap transactions, and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

     Lending. The Fund will not make loans, but may acquire publicly or non-publicly issued tax exempt securities as permitted by its investment objective, policies and limitations.

     Borrowing Money and Issuing Senior Securities. The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

     The Fund may become subject to guidelines which are more limiting than its investment restrictions in order to obtain and maintain ratings from an NRSRO on the Preferred Shares. The Fund does not anticipate that such guidelines would have a material adverse effect on the Fund's ability to achieve its investment objective. See "Investment Objective and Policies" in the Statement of
Additional Information for a complete list of the fundamental and non-fundamental investment policies of the Fund.

Quality of Investments

     The Fund will invest at least 80% of its total assets in investment grade tax exempt securities.

Hedging and Related Strategies

     The Fund may use various investment strategies designed to limit the risk of price fluctuations of its portfolio securities and to preserve capital. These hedging strategies may include using financial futures contracts; short sales; swap agreements or options thereon; options on financial futures; options based on either an index of municipal securities or on taxable debt securities whose prices, in the opinion of the Adviser, correlate with the prices of the Fund's investments. Income earned by the Fund from many hedging activities will be treated as capital gain and, if not offset by net realized capital loss, will be distributed to shareholders as taxable distributions. If effectively used, hedging strategies will offset in varying percentages losses incurred on the Fund's investments due to adverse interest rate changes. There is no assurance that these hedging strategies will be available at any time or that the Adviser will determine to use them for the Fund or, if used, that the strategies will be successful.

                                   MANAGEMENT OF THE FUND

Trustees And Officers

     The Board of Trustees ("Board") is responsible for the overall management of the Fund, including supervision of the duties performed by the Adviser. There are twelve Trustees of the Fund. Three of the Trustees are "interested persons" (as defined in the Investment Company Act). The name and business addresses of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "Management of the Fund" in the Statement of Additional Information.

Investment Adviser

     Federated Investment Management Company acts as the Fund's investment adviser. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

     The Adviser and other subsidiaries of Federated Investors, Inc. ("Federated") advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States, with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers. In the municipal sector, as of December 31, 2001, Federated managed 12 bond funds with approximately $2.3 billion in assets and 22 money market funds with approximately $19.5 billion in total assets.

      The Fund's Portfolio Managers are:

     Mary Jo Ochson. Mary Jo Ochson is the Fund's Portfolio Manager. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

     Lee R. Cunningham II. Lee R. Cunningham II is the Fund's Portfolio Manager. Mr. Cunningham joined Federated in 1995 as an Investment Analyst and has been a Portfolio Manager since 1998. He was named an Assistant Vice President of the Fund's Adviser in January 1998 and became a Vice President of the Fund's Adviser in July 2000. From 1986 through 1994, Mr. Cunningham was a Project Engineer with Pennsylvania Power and Light Company. Mr. Cunningham received his M.B.A. with concentration in finance and operations from the University of Pittsburgh.

     RJ Gallo. RJ Gallo is the Fund's Portfolio Manager. Mr. Gallo joined Federated in 2000 as an Investment Analyst. He was named an Assistant Vice President of the Fund's Adviser in January 2002. From 1996 to 2000, Mr. Gallo was a Financial Analyst and Trader at the Federal Reserve Bank of New York. Mr. Gallo received a Master's in Public Affairs with a concentration in economics and public policy from Princeton University.

 Investment Management Agreement

     Pursuant to an investment management agreement between the Adviser and the Fund, the Fund has agreed to pay for the investment advisory services and facilities provided by the Adviser a fee at an annual rate equal to 0.55% of the average daily value of Managed Assets (the "Management Fee"). The Adviser has contractually agreed to waive receipt of a portion of its Management Fee in the amount of 0.20% of the average daily value of Managed Assets for the first five years of the Fund's operations (through December 31, 2007), and for a declining amount for an additional three years (through December 31, 2010). During periods in which the Fund is using leverage, the fee paid to the Adviser will be higher than if the Fund did not use leverage, because the fee is calculated as a percentage of Managed Assets, which include those assets purchased with leverage.

     In addition to the Management Fee of the Adviser, the Fund pays all other costs and expenses of its operations, including compensation of its trustees (other than those affiliated with the Adviser), custodian, transfer and dividend disbursing agent expenses, legal fees, leverage expenses, NRSRO fees, listing fees and expenses, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies and taxes, if any.

     For the first 8 years of the Fund's operation, the Adviser has undertaken to waive its investment advisory fees and expenses payable by the Fund in the amounts, and for the time periods, set forth below:

                                                   Percentage Waived
                                              (as A Percentage Of Average
                                                   Daily Managed Assets)

Twelve Month
Period Ending

Month Date, Year**

December 31, 2003                                        0.20%
December 31, 2004                                        0.20%
December 31, 2005                                        0.20%
December 31, 2006                                        0.20%
December 31, 2007                                        0.20%
December 31, 2008                                        0.15%
December 31, 2009                                        0.10%
December 31, 2010                                        0.05%

** From the commencement of operations.

Administrative Agreement

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

                                    Average Aggregate Daily Net
Maximum Administrative Fee          Assets of the Federated Funds

0.150 of 1%                         on the first $250 million
0.125 of 1%                         on the next $250 million
0.100 of 1%                         on the next $250 million
0.075 of 1%                         on assets in excess of $750 million

     The administrative fee received during any fiscal year will be at least $125,000. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.


                              DESCRIPTION OF PREFERRED SHARES

     The following is a brief description of the terms of the Preferred Shares. For the complete terms of the Preferred Shares, please refer to the detailed description of the Preferred Shares in the Statement of Preferences (the "Statement") attached as Appendix A to the Statement of Additional Information.

General

     The Fund's Agreement and Declaration of Trust authorizes the issuance of an unlimited number of preferred shares, par value $.01 per share, in one or more classes or series with rights as determined by the Fund's Board without the approval of Common Shareholders. The Statement currently authorizes the issuance of [________] Preferred Shares, Series [X][#], [________] Preferred Shares, Series [X][#], [________] Preferred Shares, Series [X][#], [________] Preferred Shares, Series [X][#] and [________] Preferred Shares, Series [X][#]. All Preferred Shares will have a liquidation preference of $25,000 per share, plus an amount equal to accumulated but unpaid dividends (whether or not earned or declared).

     The Preferred Shares of each series will rank on parity with any other series of Preferred Shares and any other series of preferred shares of the Fund as to the payment of dividends and the distribution of assets upon liquidation. Each Preferred Share carries one vote on matters on which Preferred Shares can be voted. Preferred Shares, when issued, will be fully paid and non- assessable and have no preemptive, conversion or cumulative voting rights.

Dividends and Rate Periods

      The following is a general description of dividends and rate periods.

   Rate Periods.  The initial rate period for each Series is as set forth below:
              Series             Initial Rate Period
              [X][#]                   __ Days
              [X][#]                   __ Days
              [X][#]                   __ Days
              [X][#]                   __ Days
              [X][#]                   __ Days

--------------------------------------------------------------------------------

     Any subsequent rate periods of shares of a series of Preferred Shares will generally be [seven] days. The Fund, subject to certain conditions, may change the length of subsequent rate periods designating them as Special Rate Periods. See "--Designation of Special Rate Periods" below.

     Dividend Payment Dates. Dividends on each series of Preferred Shares will be payable, when as and if declared by the Board, out of legally available funds in accordance with the Agreement and Declaration of Trust, the Statement and applicable law. Dividends are scheduled to be paid for each series of Preferred Shares as follows:

                        Initial Dividend    Subsequent Dividend
           Series         Payment Date     Payment Days on Each
           [X][#]         [__________],        [Day of Week]
                                   2003
           [X][#]         [__________],        [Day of Week]
                                   2003
           [X][#]         [__________],        [Day of Week]
                                   2003
           [X][#]         [__________],        [Day of Week]
                                   2003
           [X][#]         [__________],        [Day of Week]
                                   2003

--------------------------------------------------------------------------------

     If dividends are payable on a day that is not a business day, then dividends will be payable on the next business day. In addition, the Fund may specify different dividend payment dates for any Special Rate Period of more than 28 rate period days.

     Dividends will be paid through the securities depository on each dividend payment date. The securities depository, in accordance with its current procedures, is expected to distribute dividends received from the Fund in next-day funds on each dividend payment date to agent members. These agent members are in turn expected to distribute such dividends to the persons for whom they are acting as agents. However, each of the current Broker-Dealers has indicated to the Fund that dividend payments will be available in same-day funds on each dividend payment date to customers that use such Broker-Dealer or that Broker-Dealer's designee as agent member.

     Calculation of Dividend Payment. The Fund computes the dividends per share payable on a series of Preferred Shares by multiplying the applicable rate in effect for shares of such series by a fraction. The numerator of this fraction will normally be [seven] (i.e., the number of days in the rate period), and the denominator will normally be 365. If the Fund has designated a special rate period, then the numerator will be the number of days in the special rate period, and the denominator will be 360. In either case, this rate is then multiplied by $25,000 to arrive at dividends per Preferred Share.

     Dividends on shares of each series of Preferred Shares will accumulate from the date of their original issue. For each dividend payment period after the initial rate period, the dividend rate will be the dividend rate determined at auction, except that the dividend rate that results from an auction will not be greater than the maximum applicable rate described below.

     The maximum applicable rate for any rate period for a series of Preferred Shares will be the applicable percentage (set forth in the Applicable Percentage Payment Table below) of the reference rate (set forth in the Reference Rate Table below) for the applicable rate period. The applicable percentage for a series of Preferred Shares is determined on the day that a notice of a special rate period is delivered if the notice specifies a maximum applicable rate for a special rate period. If Moody's or Fitch or both shall not make such rating available, the rate shall be determined by reference to equivalent ratings issued by a substitute NRSRO. If the Fund has provided notification to the auction agent prior to an auction establishing the applicable rate for a rate period that net capital gains or other taxable income will be included in the dividend determined at such auction, the applicable percentage will be derived from the column captioned "Applicable Percentage: Notification" in the Applicable Percentage Table below:

                           Applicable Percentage Table
             Credit Ratings                 Applicable Percentage Table
                                          Applicable           Applicable
        Moody's           Fitch           Percentage:         Percentage:
                                        No Notification       Notification
   "Aa3" or higher   AA- or higher           110%                 150%
   "A3" to "a1"      A- to A+                125%                 160%
   "Baa3" to "baa1"  BBB- to BBB+            150%                 250%
   "Ba3" to "ba1"    BB- to BB+              200%                 275%
   Below "Ba3"       Below BB-               250%                 300%

-----------------------------------------------------------------------------

     The reference rate used to determine the maximum applicable rate generally varies depending on the length of the applicable rate period, as set forth in the Reference Rate Table below:

                          Reference Rate Table
     Rate Period                         Reference Rate
28 days or less        Greater of:
                       --------------------------------------------------
                       o     "AA'' Composite Commercial Paper Rate
                       o     Taxable Equivalent of the Short-Term
                       Municipal Bond Rate
29 days to 182 days    "AA" Composite Commercial Paper Rate
183 days to 364 days   Treasury Bill Rate
365 days or more       Treasury Note Rate


     The "AA Composite Commercial Paper Rate" is as set forth in the table set forth below:

                    AA Composite Commercial Paper Rate Table
Rate Period           Special Rate Period      AA Composite Commercial Paper
                                               Rate*
7 days or less        48 days or less          30-day rate
                      49 days to 69 days       60-day rate
                      70 days to 84 days       Average of 60-day and 90-day
                                               rates
                      85 days to 98 days       90-day rate
                      99 days to 119 days      Average of 90-day and 120-day
                                               rates
                      120 Days to 140 days     120-day rate
                      141 days to 161 days     Average of 120-day and 180-day
                                               rates
                      162 days to 182 days     180-day rate
___________
--------------------------------------------------------------------------------

*   Rates stated on a discount basis.

     If the Federal Reserve Bank of New York does not make available any such rate, the rate shall be the average rate quoted on a discount basis by commercial paper dealers to the auction agent at the close of business on the business day next preceding such date. If any commercial paper dealer does not quote a rate, the rate shall be determined by quotes provided by the remaining commercial paper dealers.

     "Taxable Equivalent of the Short-Term Municipal Bond Rate" means 90% of an amount equal to the per annum rate payable on taxable bonds in order for such rate, on an after-tax basis, to equal the per annum rate payable on tax-exempt bonds issued by "high grade" issuers as determined in accordance with the procedures set forth in the Statement.

     Prior to each dividend payment date, the Fund is required to deposit with the auction agent sufficient funds for the payment of declared dividends. The failure to make such deposit will not result in the cancellation of any auction. The Fund does not intend to establish any reserves for the payment of dividends.

     If an auction for any series of Preferred Shares is not held when scheduled for any reason, the dividend rate for the corresponding rate period will be the maximum applicable rate on the date the auction was scheduled to be held.

     Additional Dividends. Under Federal income tax rules applicable to the Fund, the Fund may, in certain circumstances, allocate net capital gains or other taxable income to a dividend paid on Preferred Shares after the dividend has been paid (a "Retroactive Taxable Allocation"). If the Fund makes a Retroactive Taxable Allocation on the Preferred Shares without giving advance notice thereof as described under "The Auction--Auction Proceeds," the Fund will, in the circumstances below, pay to the holders of Preferred Shares, out of funds legally available therefor, an additional dividend. The additional dividend will be in an amount equal to the amount of taxes paid by a holder of Preferred Shares on the Retroactive Taxable Allocation, provided that the additional dividend will be calculated:

o     without consideration being given to the time value of money;

o assuming that no holder of Preferred Shares is subject to AMT with respect to dividends received from the Fund; and

o assuming that each Retroactive Taxable Allocation would be taxable in the hands of each holder of Preferred Shares at the maximum marginal combined regular Federal income tax rate applicable to individuals or corporations, whichever is greater, in effect during the fiscal year in question.

     Although the Fund generally intends to designate any additional dividend as an exempt-interest dividend to the extent permitted by applicable law, it is possible that all or a portion of any additional dividend will be taxable to the recipient thereof. See "Taxes." The Fund will not pay a further additional dividend with respect to any taxable portion of an additional dividend.

     The Fund will, within 90 days (and generally within 60 days) after the end of its fiscal year for which a Retroactive Taxable Allocation is made, provide notice thereof to the auction agent. The Fund will pay, out of legally available funds, any additional dividend due on all Retroactive Taxable Allocations made during the fiscal year in question, within 30 days after such notice is given to the auction agent.

     Restrictions on Dividends and Other Distributions. While the Preferred Shares are outstanding, the Fund generally may not declare, pay or set apart for payment, any dividend or other distribution in respect of its Common Shares. In addition, the Fund may not call for redemption or redeem any of its Common Shares. However, the Fund is not confined by the above restrictions if:

o immediately after such transaction, the Discounted Value of the Fund's portfolio would be equal to or greater than the Preferred Shares Basic Maintenance Amount and the Investment Company Act Preferred Shares Asset Coverage (see "--NRSRO Guidelines and Asset Coverage" below);

o full cumulative dividends on each series of Preferred Shares due on or prior to the date of the transaction have been declared and paid or shall have been declared and sufficient funds for the payment thereof deposited with the auction agent; o any additional dividend required to be paid on or before the date of such transaction has been paid; and

o the Fund has redeemed the full number of Preferred Shares required to be redeemed by any provision for mandatory redemption contained in the Statement.

     The Fund generally will not declare, pay or set apart for payment any dividend on any class or series of shares of the Fund ranking, as to the payment of dividends, on a parity with Preferred Shares unless the Fund has declared and paid or contemporaneously declares and pays full cumulative dividends on each series of the Preferred Shares through its most recent dividend payment date. However, when the Fund has not paid dividends in full upon the shares of each series of Preferred Shares through the most recent dividend payment date or upon any other class or series of shares of the Fund ranking, as to the payment of dividends, on a parity with Preferred Shares through their most recent respective dividend payment dates, the amount of dividends declared per share on Preferred Shares and such other class or series of shares will in all cases bear to each other the same ratio that accumulated dividends per share on the Preferred Shares and such other class or series of shares bear to each other.

     Designation of Special Rate Periods. The Fund may, in certain situations, declare a special rate period for shares of a particular series of Preferred Shares. To declare a special rate period, the Fund will give notice (a "request for special rate period") to the auction agent and to each Broker-Dealer. The notice will request that the next succeeding rate period for the series of Preferred Shares be a number of days (other than seven) evenly divisible by seven as specified in such notice and not more than 1,820 days long. The Fund may not request a special rate period unless sufficient clearing bids for shares of such series were made in the most recent auction. In addition, full cumulative dividends, any amounts with respect to mandatory redemptions and any additional dividends payable on shares of such series prior to such date must be paid in full or deposited with the auction agent.

     The Fund also must have received confirmation from Moody's and Fitch or any substitute NRSRO that the proposed special rate period will not adversely affect such agency's then-current rating on the Preferred Shares and the lead Broker-Dealer designated by the Fund, initially [ ], must not have objected to declaration of a special rate period. A notice of special rate period also will specify whether the shares of Preferred Shares will be subject to optional redemption during such special rate period and, if so, the redemption, premium, if any, required to be paid by the Fund in connection with such optional redemption.


Redemption

     Mandatory Redemption. The Fund is required to maintain (a) a Discounted Value of eligible portfolio securities equal to the Preferred Shares Basic Maintenance Amount and (b) the Investment Company Act Preferred Shares Asset Coverage. Eligible portfolio securities for these purposes will be determined from time to time by the NRSROs then rating the Preferred Shares. If the Fund fails to maintain such asset coverage amounts and does not timely cure such failure in accordance with the requirements of the NRSRO that rates the Preferred Shares, the Fund must redeem all or a portion of the Preferred Shares. This mandatory redemption will take place on a date that the Board specifies out of legally available funds in accordance with the Agreement and Declaration of Trust, the Statement and applicable law, at the redemption price of $25,000 per share plus accumulated but unpaid dividends (whether or not earned or declared) to the date fixed for redemption. The number of Preferred Shares that must be redeemed in order to cure such failure will be allocated pro rata among the outstanding Preferred Shares of the Fund. The mandatory redemption will be limited to the number of Preferred Shares necessary to restore the required Discounted Value or the Investment Company Act Preferred Shares Asset Coverage, as the case may be.

     Optional Redemption. The Fund, at its option, may redeem the shares of each series of Preferred Shares, in whole or in part, out of funds legally available therefor. Any optional redemption will occur on the second business day prior to any dividend payment date at the optional redemption price per share of $25,000 per share plus an amount equal to accumulated but unpaid dividends to the date fixed for redemption. No shares of a series of Preferred Shares may be redeemed if the redemption would cause the Fund to violate the Investment Company Act or applicable law. In addition, holders of a series of Preferred Shares may be entitled to receive additional dividends if the redemption causes the Fund to make a Retroactive Taxable Allocation. Shares of a series of Preferred Shares may not be redeemed in part if fewer than 300 Shares would remain outstanding after the redemption. The Fund has the authority to redeem the shares of a series of Preferred Shares for any reason.


Liquidation

     If the Fund is liquidated, the holders of any series of outstanding Preferred Shares will receive the liquidation preference on such series, plus all accumulated but unpaid dividends, plus any applicable additional dividends payable before any payment is made to the Common Shares. The holders of Preferred Shares will be entitled to receive these amounts from the assets of the Fund available for distribution to its shareholders. In addition, the rights of holders of Preferred Shares to receive these amounts are subject to the rights of holders of any series or class of shares, including other series of preferred shares, ranking on a parity with the Preferred Shares with respect to the distribution of assets upon liquidation of the Fund. After the payment to the holders of Preferred Shares of the full preferential amounts as described, the holders of Preferred Shares will have no right or claim to any of the remaining assets of the Fund.

     For purpose of the foregoing paragraph, a voluntary or involuntary liquidation of the Fund does not include:

o     the sale of all or substantially all the property or business of the Fund;

o    the merger or consolidation of the Fund into or with any other corporation;
     or

o    the merger or consolidation of any other corporation into or with the Fund.

NRSRO Guidelines and Asset Coverage

     The Fund is required under guidelines of Moody's and Fitch to maintain assets having in the aggregate a Discounted Value at least equal to the Preferred Shares Basic Maintenance Amount. Moody's and Fitch have each established separate guidelines for calculating Discounted Value. To the extent any particular portfolio holding does not satisfy a NRSRO's guidelines, all or a portion of the holding's value will not be included in the NRSRO's calculation of Discounted Value. The Moody's and Fitch guidelines do not impose any limitations on the percentage of the Fund's assets that may be invested in holdings not eligible for inclusion in the calculation of the Discounted Value of the Fund's portfolio. The amount of ineligible assets included in the Fund's portfolio at any time may vary depending upon the rating, diversification and other characteristics of the eligible assets included in the portfolio. The Preferred Shares Basic Maintenance Amount includes the sum of (a) the aggregate liquidation preference of the Preferred Shares then outstanding and (b) certain accrued and projected payment obligations of the Fund.

     The Fund is also required under the Investment Company Act to maintain asset coverage of at least 200% with respect to senior securities which are equity shares, including the Preferred Shares ("Investment Company Act Preferred Shares Asset Coverage"). The Fund's Investment Company Act Preferred Shares Asset Coverage is tested as of the last business day of each month in which any senior equity securities are outstanding. The minimum required Investment Company Act Preferred Shares Asset Coverage amount of 200% may be increased or decreased if the Investment Company Act is amended. Based on the composition of the portfolio of the Fund and market conditions as of [__________], 2003, the Investment Company Act Preferred Shares Asset Coverage with respect to all of the Fund's preferred shares, assuming the issuance on that date of all Preferred Shares offered hereby and giving effect to the deduction of related sales load and related offering costs estimated at $[__________], would have been computed as follows:

           Value of Fund assets less
                  liabilities               =  $[_____________] =  [____]%
       not constituting senior securities
         Senior securities representing        $[_____________]
                  indebtedness
                      plus
       liquidation value of the preferred
                     shares

--------------------------------------------------------------------------------

     In the event the Fund does not timely cure a failure to maintain (a) a Discounted Value of its portfolio equal to the Preferred Shares Basic Maintenance Amount or (b) the Investment Company Act Preferred Shares Asset Coverage, in each case in accordance with the requirements of the NRSRO then rating the Preferred Shares, the Fund will be required to redeem Preferred Shares as described under "--Redemption--Mandatory Redemption" above.

     The Fund may, but is not required to, adopt any modifications to the guidelines that may be established by Moody's or Fitch. Failure to adopt any such modifications, however, may result in a change in the ratings described above or a withdrawal of ratings altogether. In addition, any NRSRO providing a rating for the Preferred Shares may, at any time, change or withdraw any such rating. The Board may, without shareholder approval, amend, alter or repeal any or all of the definitions and related provisions which have been adopted by the Fund pursuant to the NRSRO guidelines in the event the Fund receives written confirmation from Moody's or Fitch, as the case may be, that any such amendment, alteration or repeal would not impair the rating then assigned to the Preferred Shares.

     As recently described by Moody's and Fitch, a preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock obligations. The rating on the Preferred Shares is not a recommendation to purchase, hold or sell those shares, inasmuch as the rating does not comment as to market price or suitability for a particular investor. The NRSRO guidelines described above also do not address the likelihood that an owner of Preferred Shares will be able to sell such shares in an auction or otherwise. The rating is based on current information furnished to Moody's and Fitch by the Fund and the Adviser and information obtained from other sources. The rating may be changed, suspended or withdrawn as a result of changes in, or the unavailability of, such information. The Common Shares have not been rated by an NRSRO.

     The NRSRO's guidelines will apply to the Preferred Shares only so long as the NRSRO is rating the shares. The Fund will pay certain fees to Moody's and Fitch for rating the Preferred Shares.


Voting Rights

     Except as otherwise provided in this prospectus and in the Statement of Additional Information or as otherwise required by law, holders of Preferred Shares will have equal voting rights with holders of Common Shares and any other preferred shares (one vote per share) and will vote together with holders of Common Shares and any preferred shares as a single class.

     Holders of outstanding preferred shares, including Preferred Shares, voting as a separate class, are entitled to elect two of the Fund's trustees. The remaining trustees are elected by holders of Common Shares and preferred shares, including Preferred Shares, voting together as a single class. In addition, if at any time dividends (whether or not earned or declared) on outstanding preferred shares, including Preferred Shares, are due and unpaid in an amount equal to two full years of dividends, and sufficient cash or specified securities have not been deposited with the auction agent for the payment of such dividends, then, the sole remedy of holders of outstanding preferred shares, including Preferred Shares, is that the number of trustees constituting the Board will be automatically increased by the smallest number that, when added to the two trustees elected exclusively by the holders of preferred shares including Preferred Shares as described above, would constitute a majority of the Board. The holders of preferred shares, including Preferred Shares, will be entitled to elect that smallest number of additional trustees at a special meeting of shareholders held as soon as possible and at all subsequent meetings at which trustees are to be elected. The terms of office of the persons who are trustees at the time of that election will continue. If the Fund thereafter shall pay, or declare and set apart for payment, in full, all dividends payable on all outstanding preferred shares, including Preferred Shares, these special voting rights will cease, and the terms of office of the additional trustees elected by the holders of preferred shares, including Preferred Shares, will automatically terminate.

     As long as any Preferred Shares are outstanding, the Fund will not, without the affirmative vote or consent of the holders of at least a majority of the Preferred Shares outstanding at the time (voting together as a separate class):

     (a) authorize, create or issue, or increase the authorized or issued amount of, any class or series of stock ranking prior to or on a parity with the Preferred Shares with respect to payment of dividends or the distribution of assets on liquidation, or increase the authorized amount of the Preferred Shares or any other preferred shares, unless, in the case of shares of preferred stock on parity with the Preferred Shares, the Fund obtains written confirmation from Moody's (if Moody's is then rating preferred shares), Fitch (if Fitch is then rating preferred shares) or any substitute NRSRO (if any such substitute NRSRO is then rating preferred shares) that the issuance of a class or series would not impair the rating then assigned by such NRSRO to the Preferred Shares and the Fund continues to comply with Section 13 of the Investment Company Act, the Investment Company Act Preferred Shares Asset Coverage requirements and the Preferred Shares Basic Maintenance Amount requirements, in which case the vote or consent of the holders of the Preferred Shares is not required;

     (b) amend, alter or repeal the provisions of the Agreement and Declaration of Trust or the Statement, by merger, consolidation or otherwise, so as to adversely affect any preference, right or power of the Preferred Shares or holders of Preferred Shares; provided, however, that (i) none of the actions permitted by the exception to (a) above will be deemed to affect such preferences, rights or powers, (ii) a division of Preferred Shares will be deemed to affect such preferences, rights or powers only if the terms of such division adversely affect the holders of Preferred Shares and (iii) the authorization, creation and issuance of classes or series of shares ranking junior to the Preferred Shares with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund, will be deemed to affect such preferences, rights or powers only if Moody's or Fitch is then rating the Preferred Shares and such issuance would, at the time thereof, cause the Fund not to satisfy the Investment Company Act Preferred Shares Asset Coverage or the Preferred Shares Basic Maintenance Amount.

     (c) authorize the Fund's conversion from a closed-end to an open-end investment company; or

     (d) amend the provisions of the Agreement and Declaration of Trust or the Statement, which provide for the classification of the Board of the Fund into three classes, each with a term of office of three years with only one class of Trustees standing for election in any year.

     So long as any shares of the Preferred Shares are outstanding, the Fund shall not, without the affirmative vote or consent of the Holders of at least 66 2/3% of the Preferred Shares outstanding at the time, in person or by proxy, either in writing or at a meeting, voting as a separate class, file a voluntary application for relief under Federal bankruptcy law or any similar application under state law for so long as the Fund is solvent and does not foresee becoming insolvent.

     To the extent permitted under the Investment Company Act, the Fund will not approve any of the actions set forth in (a) or (b) above which adversely affects the rights expressly set forth in the Agreement and Declaration of Trust or the Statement, of a holder of shares of a series of preferred shares differently than those of a holder of shares of any other series of preferred shares without the affirmative vote or consent of the holders of at least a majority of the shares of each series adversely affected. Unless a higher percentage is provided for under the Agreement and Declaration of Trust or the Statement, the affirmative vote of the holders of a majority of the outstanding Preferred Shares, voting together as a single class, will be required to approve any plan of reorganization (including bankruptcy proceedings) adversely affecting such shares or any action requiring a vote of security holders under Section 13(a) of the Investment Company Act. However, to the extent permitted by the Agreement and Declaration of Trust or the Statement, no vote of holders of Common Shares, either separately or together with holders of preferred shares as a single class, is necessary to take the actions contemplated by (a) and (b) above. The holders of Common Shares will not be entitled to vote in respect of such matters, unless, in the case of the actions contemplated by (b) above, the action would adversely affect the contract rights of the holders of Common Shares expressly set forth in the Agreement and Declaration of Trust.

     The foregoing voting provisions will not apply with respect to Preferred Shares if, at or prior to the time when a vote is required, such shares have been (i) redeemed or (ii) called for redemption and sufficient funds have been deposited in trust to effect such redemption.

                                        THE AUCTION

General

     The Statement provides that, except as otherwise described in this prospectus, the applicable rate for the shares of each series of Preferred Shares for each rate period after the initial rate period will be the rate that results from an auction conducted as set forth in the Statement and summarized below. In such an auction, persons determine to hold or offer to sell or, based on dividend rates bid by them, offer to purchase or sell shares of a series of Preferred Shares. See the Statement included in the Statement of Additional Information for a more complete description of the auction process.

     Auction Agency Agreement. The Fund will enter into an auction agency agreement with the auction agent (currently, [auction agent]) which provides, among other things, that the auction agent will follow the auction procedures to determine the applicable rate for shares of each series of Preferred Shares, so long as the applicable rate for shares of such series of Preferred Shares is to be based on the results of an auction.

     The auction agent may terminate the auction agency agreement upon 60 days notice to the Fund. If the auction agent should resign, the Fund will use its best efforts to enter into an agreement with a successor auction agent containing substantially the same terms and conditions as the auction agency agreement. The Fund may remove the auction agent provided that, prior to removal, the Fund has entered into a replacement agreement with a successor auction agent.

     Broker-Dealer Agreements. Each auction requires the participation of one or more Broker-Dealers. The auction agent will enter into agreements with several Broker-Dealers selected by the Fund, which provide for the participation of those Broker-Dealers in auctions for Preferred Shares.

     The auction agent will pay to each Broker-Dealer after each auction, from funds provided by the Fund, a service charge at the annual rate of 1/4 of 1% in the case of any auction before a rate period of 364 days or less, or a percentage agreed to by the Fund and the Broker-Dealers, in the case of any auction before a rate period of 365 days or longer, of the purchase price of Preferred Shares placed by a Broker-Dealer at the auction.

     The Fund may request the auction agent to terminate one or more Broker-Dealer Agreements at any time upon five days' notice, provided that at least one Broker-Dealer Agreement is in effect after termination of the agreement.


Auction Procedures

     Prior to the submission deadline on each auction date for shares of a series of Preferred Shares, each customer of a Broker-Dealer who is listed on the records of that Broker-Dealer (or, if applicable, the auction agent) as a beneficial owner of such series of Preferred Shares may submit the following types of orders with respect to shares of such series of Preferred Shares to that Broker-Dealer.

     1. Hold order-- indicating its desire to hold shares of such series without regard to the applicable rate for the next rate period.

     2. Bid -- indicating its desire to sell shares of such series at $25,000 per share if the applicable rate for shares of such series for the next rate period is less than the rate or spread specified in the bid.

     3. Sell order-- indicating its desire to sell shares of such series at $25,000 per share without regard to the applicable rate for shares of such series for the next rate period.

     A beneficial owner may submit different types of orders to its Broker-Dealer with respect to shares of a series of Preferred Shares then held by the beneficial owner. A beneficial owner for shares of such series that submits its bid with respect to shares of such series to its Broker-Dealer having a rate higher than the maximum applicable rate for shares of such series on the auction date will be treated as having submitted a sell order to its Broker-Dealer. A beneficial owner of shares of such series that fails to submit an order to its Broker-Dealer with respect to such shares will ordinarily be deemed to have submitted a hold order with respect to such shares of such series to its Broker-Dealer. However, if a beneficial owner of shares of such series fails to submit an order with respect to such shares of such series to its Broker-Dealer for an auction relating to a rate period of more than 28 days, such beneficial owner will be deemed to have submitted a sell order to its Broker-Dealer. A sell order constitutes an irrevocable offer to sell the Preferred Shares subject to the sell order. A beneficial owner that offers to become the beneficial owner of additional Preferred Shares is, for purposes of such offer, a potential holder as discussed below.

     A potential holder is either a customer of a Broker-Dealer that is not a beneficial owner of a series of Preferred Shares but that wishes to purchase shares of such series or that is a beneficial owner of shares of such series that wishes to purchase additional shares of such series. A potential holder may submit bids to its Broker-Dealer in which it offers to purchase shares of such series at $25,000 per share if the applicable rate for shares of such series for the next rate period is not less than the specified rate in such bid. A bid placed by a potential holder of shares of such series specifying a rate higher than the maximum applicable rate for shares of such series on the auction date will not be accepted.

     The Broker-Dealers in turn will submit the orders of their respective customers who are beneficial owners and potential holders to the auction agent. They will designate themselves (unless otherwise permitted by the Fund) as existing holders of shares subject to orders submitted or deemed submitted to them by beneficial owners. They will designate themselves as potential holders of shares subject to orders submitted to them by potential holders. However, neither the Fund nor the auction agent will be responsible for a Broker-Dealer's failure to comply with these procedures. Any order placed with the auction agent by a Broker-Dealer as or on behalf of an existing holder or a potential holder will be treated the same way as an order placed with a Broker-Dealer by a beneficial owner or potential holder. Similarly, any failure by a Broker-Dealer to submit to the auction agent an order for any Preferred Shares held by it or customers who are beneficial owners will be treated as a beneficial owner's failure to submit to its Broker-Dealer an order in respect of Preferred Shares held by it. A Broker-Dealer may also submit orders to the auction agent for its own account as an existing holder or potential holder, provided it is not an affiliate of the Fund.

     There are sufficient clearing bids for shares of a series in an auction if the number of shares of such series subject to bids submitted or deemed submitted to the auction agent by Broker-Dealers for potential holders with rates or spreads equal to or lower than the maximum applicable rate for such series is at least equal to the number of shares of such series subject to sell orders submitted or deemed submitted to the auction agent by Broker-Dealers for existing holders of such series. If there are sufficient clearing bids for shares of a series, the applicable rate for shares of such series for the next succeeding rate period thereof will be the lowest rate specified in the submitted bids which, taking into account such rate and all lower rates bid by Broker-Dealers as or on behalf of existing holders and potential holders, would result in existing holders and potential holders owning the shares of such series available for purchase in the auction.

     If there are not sufficient clearing bids for shares of such series, the applicable rate for the next rate period will be the maximum applicable rate for shares of such series on the auction date. If this happens, beneficial owners of shares of such series that have submitted or are deemed to have submitted sell orders may not be able to sell in the auction all shares of such series subject to such sell orders. If all of the outstanding shares of such series are the subject of submitted hold orders, then the rate period following the auction will automatically be the same length as the preceding rate period for such series. The applicable rate for the next rate period will then be:

     o (i) if the applicable rate period is less than 183 days, the "AA" Composite Commercial Paper Rate, (ii) if the applicable rate period is more than 182 days but fewer than 365 days, the Treasury Bill Rate, and (iii) if the applicable rate period is more than 364 days, the Treasury Note Rate (the applicable rate being referred to as the "Benchmark Rate"); multiplied by

     o 1 minus the maximum marginal regular Federal individual income tax rate applicable to ordinary income or the maximum marginal regular
          Federal corporate income tax rate applicable to ordinary income, whichever is greater.

     If the applicable rate period is less than 183 days and the Kenny Index is less than the amount determined above for a rate period of less than 183 days, then the applicable rate for an all hold period will be the rate equal to the Kenny Index.

     The "Kenny Index" is the Kenny S&P 30 day High Grade Index or any successor index.

     The "Treasury Bill Rate" is on any date either (i) the bond equivalent yield, calculated in accordance with prevailing industry convention, of the rate on the most recently auctioned Treasury bill with a remaining maturity closest to the length of such rate period, as quoted in The Wall Street Journal on such date for the business day next preceding such date; or (ii) in the event that any such rate is not published in The Wall Street Journal, then the bond equivalent yield, calculated in accordance with prevailing industry convention, as calculated by reference to the arithmetic average of the bid price quotations of the most recently auctioned Treasury bill with a remaining maturity closest to the length of such rate period, as determined by bid price quotations as of the close of business on the business day immediately preceding such date obtained by the auction agent.

     The "Treasury Note Rate" is on any date an (i) the yield on the most recently auctioned Treasury note with a remaining maturity closest to the length of such rate period, as quoted in The Wall Street Journal on such date for the business day next preceding such date; or (ii) in the event that any such rate is not published in The Wall Street Journal, then the yield as calculated by reference to the arithmetic average of the bid price quotations of the most recently auctioned Treasury note with a remaining maturity closest to the length of such rate period, as determined by bid price quotations as of the close of business on the business day immediately preceding such date obtained by the auction agent.

     If all the shares of a series are subject to hold orders and the Fund has notified the auction agent of its intent to allocate to a series of Preferred Shares any net capital gains or other income taxable for Federal income tax purposes ("Taxable Income"), the applicable rate for the series of Preferred Shares for the applicable rate period will be (i) if the Taxable Yield Rate is greater than the Benchmark Rate, then the Benchmark Rate, or (ii) if the Taxable Yield Rate is less than or equal to the Benchmark Rate, then the rate equal to the sum of (x) the amount determined pursuant to the two bullet points above, and (y) the product of the maximum marginal regular Federal individual income tax rate applicable to ordinary income or the maximum marginal regular Federal corporate income tax rate applicable to ordinary income, whichever is greater, multiplied by the Taxable Yield Rate.

     The "Taxable Yield Rate" is the rate determined by (i) dividing the amount of Taxable Income available for distribution on each Preferred Share in the affected series by the number of days in the rate period in respect of which the Taxable Income is contemplated to be distributed, (ii) multiplying the amount determined in (i) by 365 (in the case of a rate period of 7 days) or 360 (in the case of any other rate period), and (iii) dividing the amount determined in (ii) by $25,000.

     The auction procedure includes a pro rata allocation of shares for purchase and sale, which may result in an existing holder continuing to hold or selling, or a potential holder purchasing, a number of shares of a series of Preferred Shares that is different than the number of shares of such series specified in its order. To the extent the allocation procedures have that result, Broker-Dealers that have designated themselves as existing holders or potential holders in respect of customer orders will be required to make appropriate pro rata allocations among their respective customers.

     Settlement of purchases and sales will be made on the next business day (which is also a dividend payment date) after the auction date through Depository Trust Company (DTC). Purchasers will make payment through their agent members in same-day funds to DTC against delivery to their respective agent members. DTC will make payment to the sellers' agent members in accordance with DTC's normal procedures, which now provide for payment against delivery by their agent members in same-day funds.

     The auctions for Series [X][#] will normally be held every [Day of the Week], and each subsequent rate period will normally begin on the following [Day of the Week]. The auctions for Series [X][#] will normally be held every [Day of the Week], and each subsequent rate period will normally begin on the following [Day of the Week]. The auctions for Series [X][#] will normally be held every [Day of the Week], and each subsequent rate period will normally begin on the following [Day of the Week]. The auctions for Series [X][#] will normally be held every [Day of the Week], and each subsequent rate period will normally begin on the following [Day of the Week]. The auctions for Series [X][#] will normally be held every [Day of the Week], and each subsequent rate period will normally begin on the following [Day of the Week].

     If an auction date is not a business day because the New York Stock Exchange is closed for business for more than three consecutive business days due to an act of God, natural disaster, act of war, civil or military disturbance, act of terrorism, sabotage, riots or a loss or malfunction of utilities or communications services, or the auction agent is not able to conduct an auction in accordance with the auction procedures for any such reason, then the applicable rate for the next rate period will be the applicable rate determined on the previous auction date.

     If a dividend payment date is not a business day because the New York Stock Exchange is closed for business for more than three consecutive business days due to an act of God, natural disaster, act of war, civil or military disturbance, act of terrorism, sabotage, riots or a loss or malfunction of utilities or communications services, or the dividend payable on such date can not be paid for any such reason then:

o the dividend payment date for the affected rate period will be the next business day on which the Fund and its paying agent, if any, can pay the dividend;

o    the affected rate period will end on the day it otherwise would have ended;
     and

o the next rate period will begin and end on the dates on which it otherwise would have begun and ended.

     Whenever the Fund intends to include any net capital gains or other income taxable for Federal income tax purposes in any dividend on Preferred Shares, the Fund may notify the auction agent of the amount to be so included not later than the dividend payment date before the auction date. Whenever, the auction agent receives such notice from the Fund, it will be required in turn to notify each Broker-Dealer, who, on or prior to such auction date, will be required to notify its customers who are beneficial owners and potential holders believed by it to be interested in submitting an order in the auction to be held on such auction date. In the event of such notice, the Fund will not be required to pay an additional dividend with respect to such dividend.


Secondary Market Trading and Transfers of Preferred Shares

     The Broker-Dealers are expected to maintain a secondary trading market in Preferred Shares outside of auctions, but are not obligated to do so, and may discontinue such activity at any time. There can be no assurance than any secondary trading market in Preferred Shares will provide owners with liquidity of investment. The Preferred Shares are not registered on any stock exchange or on the Nasdaq Stock Market. Investors who purchase shares in an auction for a special rate period should note that because the dividend rate on such shares will be fixed for the length of such rate period, the value of the shares may fluctuate in response to changes in interest rates and may be more or less than their original cost if sold on the open market in advance of the next auction. Investors who purchase shares in an auction for a special rate period in which the Bid Requirements require a bid to specify a spread should be aware that the value of their shares may also fluctuate and may be more or less than their original cost if sold in the open market in advance of the next auction, particularly if market spreads narrow or widen in a manner unfavorable to such purchaser's position.

     A beneficial owner or an existing holder may sell, transfer or otherwise dispose of
Preferred Shares only in whole shares and only:

o pursuant to a bid or sell order placed with the auction agent in accordance with the auction procedures;

o     to a Broker-Dealer; or

o     to such other persons as may be permitted by the Fund;

provided, however, that

o a sale, transfer or other disposition of Preferred Shares from a customer of a Broker-Dealer who is listed on the records of that Broker-Dealer as the holder of such shares to that Broker-Dealer or another customer of that Broker-Dealer shall not be deemed to be a sale, transfer or other disposition if such Broker-Dealer remains the existing holder of the shares; and

o in the case of all transfers other than pursuant to auctions, the Broker-Dealer (or other person, if permitted by the Fund) to whom such transfer is made will advise the auction agent of such transfer.

                                DESCRIPTION OF COMMON SHARES

     In addition to the Preferred Shares, the Agreement and Declaration of Trust authorizes the issuance of an unlimited number of Common Shares of beneficial interest, par value $.01 per share. Each Common Share has one vote and is fully paid and non-assessable. So long as any Preferred Shares are outstanding, Common Shareholders will not be entitled to receive any distributions from the Fund unless all accrued dividends on Preferred Shares have been paid, unless asset coverage (as defined in the Investment Company Act) with respect to Preferred Shares would be at least 200% after giving effect to the distributions and unless certain other requirements imposed by any rating agencies rating the Preferred Shares have been met. All Common Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights.

     The Fund's Common Shares are traded on the New York Stock Exchange under the symbol "FMN."

                CERTAIN PROVISIONS IN THE AGREEMENT AND DECLARATION OF TRUST

     The Agreement and Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board. This could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control over the Fund. Such attempts could have the effect of increasing the expenses of the Fund and disrupting the normal operation of the Fund. The Board is divided into three classes, with the terms of one class expiring at each annual meeting of shareholders. At each annual meeting, one class of trustees is elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the Board. A trustee may be removed from office only for cause by the action of a majority of the remaining trustees followed by a vote of the holders of at least 75% of the shares then entitled to vote for the election of such trustee.

     In addition, the Fund's Agreement and Declaration of Trust requires the favorable vote of a majority of the Fund's Board followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of the Fund, voting separately as a class or series, to approve, adopt or authorize certain transactions with 5% or greater holders of a class or series of shares and their associates, unless the transaction has been approved by at least 80% of the trustees. For purposes of these provisions, a 5% or greater holder of a class or series of shares (a "Principal Shareholder") refers to any person, including its affiliates and associates, who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of any class or series of shares of beneficial interest of the Fund.

The  5% holder transactions subject to these special approval requirements are:

o the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder;

o the issuance of any securities of the Fund to any Principal Shareholder for cash (other than pursuant to any automatic dividend reinvestment plan);

o the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder, except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period; or

o the sale, lease or exchange to the Fund or any subsidiary of the Fund, in exchange for securities of the Fund, of any assets of any Principal Shareholder, except assets having an aggregate fair market value of less than $1,000,000, aggregating for purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period.

     To convert the Fund to an open-end investment company, the Fund's Agreement and Declaration of Trust requires the favorable vote of a majority of the board of the trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of shares of the Fund, voting separately as a class or series, unless such amendment has been approved by at least 80% of the trustees, in which case "a majority of the outstanding voting securities" (as defined in the Investment Company Act) of the Fund will be required. The foregoing vote would satisfy a separate requirement in the Investment Company Act that any conversion of the Fund to an open-end investment company be approved by the shareholders. The Statement also requires that any conversion of the Fund to an open-end investment company be approved by the affirmative vote of the holders or a majority of the Preferred Shares outstanding, voting as a separate class. If approved in the foregoing manner, conversion of the Fund to an open-end investment company could not occur until 90 days after the shareholders' meeting at which such conversion was approved and would also require at least 30 days' prior notice to all shareholders. Conversion of the Fund to an open-end investment company would require the redemption of all outstanding Preferred Shares. The Board believes, however, that the closed-end structure is desirable in light of the Fund's investment objective and policies. Therefore, you should assume that it is not likely that the Board would vote to convert the Fund to an open-end fund.

     To liquidate the Fund, the Fund's Agreement and Declaration of Trust requires the favorable vote of a majority of the Board followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of the Fund, voting separately as a class or series, unless such liquidation has been approved by at least 80% of the trustees, in which case "a majority of the outstanding voting securities" (as defined in the Investment Company Act) of the Fund will be required.

     For the purposes of calculating "a majority of the outstanding voting securities" under the Fund's Agreement and Declaration of Trust, each class or series of the Fund will vote together as a single class, except to the extent required by the Investment Company Act or the Fund's Agreement and Declaration of Trust with respect to any class or series of shares. If a separate vote is required, the applicable proportion of shares of the class or series, voting as a separate class or series, will also be required.

     The Board has determined that provisions with respect to the Board and the shareholder voting requirements described above, which voting requirements are greater than the minimum requirements under Delaware law or the Investment Company Act, are in the best interest of shareholders generally. Reference should be made to the Agreement and Declaration of Trust on file with the Securities and Exchange Commission for the full text of these provisions.

                                REPURCHASE OF COMMON SHARES

     Shares of closed-end investment companies often trade at a discount to their NAVs, and the Fund's Common Shares may also trade at a discount to their NAV. The market price of the Fund's Common Shares will be determined by such factors as relative demand for and supply of such Common Shares in the market, the Fund's NAV, general market and economic conditions and other factors beyond the control of the Fund. Although the Fund's Common Shareholders will not have the right to redeem their Common Shares, the Fund may take action to repurchase Common Shares in the open market or make tender offers for its Common Shares. This may have the effect of reducing any market discount from NAV. Any such repurchase may cause the Fund to repurchase Preferred Shares to maintain asset coverage requirements imposed by the Investment Company Act or any NRSRO rating the Preferred Shares at that time.

                                        TAX MATTERS

Federal Income Tax Matters

     The discussion below and in the Statement of Additional Information provides general information related to an investment in the Preferred Shares. The discussion reflects applicable tax laws of the United States as of the date of this prospectus, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the "IRS") retroactively or prospectively. No attempt is made to present a detailed explanation of all U.S. federal, state, local and foreign tax concerns affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Fund. Based in part on a lack of present intention on the part of the Fund to redeem the Preferred Shares at any time in the future, the Fund intends to take the position that under present law the Preferred Shares will constitute stock, rather than debt, of the Fund. It is possible, however, that the Internal Revenue Service could take a contrary position asserting for example that the Preferred Shares constitute debt of the Fund. If that position was upheld distributions on the Preferred Shares would be considered interest, taxable as ordinary income regardless of the taxable earnings of the Fund.

     The Fund intends to elect to be treated and to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and intends to distribute substantially all of its net income and gains to its shareholders. Therefore, it is not expected that the Fund will be subject to any U.S. federal income tax. The Fund invests primarily in securities the income of which is exempt from federal income tax, including AMT. Consequently, the dividends that you receive generally will be exempt from federal income tax, including AMT. A portion of these dividends, however, may be subject to AMT. The Fund also may distribute to its shareholders amounts that are treated as long-term capital gain or ordinary income. The Fund will allocate tax-exempt interest income, long-term capital gain and other taxable income, if any, proportionately among the Common Shares and the Preferred Shares in proportion to total dividends paid to each class for the year. The Fund intends to notify Preferred Shareholders in advance if it will allocate income to them that is not exempt from federal income tax. In addition, the Fund will provide an annual statement describing the tax status of dividends paid during the preceding year. In certain circumstances, the Fund will make payments to Preferred Shareholders to offset the tax effects of the taxable distribution. See "Description of Preferred Shares--Dividends and Rate Periods--Additional Dividends."

     The sale or other disposition of Common Shares or Preferred Shares of the Fund will normally result in capital gain or loss to shareholders. Both long-term and short-term capital gains of corporations are taxed at the rates applicable to ordinary income. For non-corporate taxpayers, short-term capital gains and ordinary income are taxed currently at a maximum rate of 38.6%, while long-term capital gains are generally taxed at a maximum rate of 20% (or 18% for capital assets that have been held for more than five years and the holding period of which began after December 31, 2000).1 Because of certain limitations on itemized deductions and the deduction for personal exemptions applicable to higher income taxpayers, the effective rate of tax may be higher in certain circumstances. Losses realized by a shareholder on the sale or exchange of shares of the Fund held for six months or less are disallowed to the extent of any exempt-interest dividends received with respect to such shares, and, if not disallowed, such losses are treated as long-term capital losses to the extent of any capital gain dividends received (or amounts credited as an undistributed capital gain) with respect to such shares. A shareholder's holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. Any loss realized on a sale or exchange of shares of the Fund will be disallowed to the extent those shares of the Fund are replaced by other shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the original shares. In that event, the basis of the replacement shares of the Fund will be adjusted to reflect the disallowed loss.

     If you borrow money to buy Preferred Shares, you may not be permitted to deduct the interest on that loan. Holders are urged to consult their own tax advisors regarding the impact of an investment in Preferred Shares on the deductibility of interest payable by such holders.

     The Fund is required to withhold tax (30% for 2003) on certain dividends and other payments paid to noncorporate shareholders who have not furnished to the Fund their correct taxpayer identification numbers and certain certifications or who are otherwise subject to backup withholding. Backup withholding is not an additional tax and any amount withheld may be refunded or credited against the shareholder's federal income tax liability provided the appropriate information is furnished to the Internal Revenue Service.

     This summary of tax consequences is intended for general information only. You should consult a tax advisor concerning the tax consequences of your investment in the Fund. The foregoing discussion is subject to and qualified in its entirety by the discussion in "Tax Matters" in the Statement of Additional Information.


State and Local Tax Matters

     While exempt-interest dividends are exempt from regular Federal income tax, they may not be exempt from state or local income or other taxes. Some states exempt from state income tax that portion of any exempt-interest dividend that is derived from interest that a regulated investment company receives on its holdings of securities of that state and its political subdivisions and instrumentalities. Therefore, the Fund will report annually to its shareholders the percentage of interest income the Fund earned during the preceding year on tax-exempt obligations and the Fund will indicate, on a state-by-state basis, the source of this income. You should consult with your tax adviser about state and local tax matters.


                                        UNDERWRITING

     [________________] is acting as a representative of the underwriters named below. Subject to the terms and conditions of the underwriting agreement dated the date hereof, each underwriter named below has severally agreed to purchase, and the Fund has agreed to sell to such underwriter, the number of Preferred Shares set forth opposite the name of such underwriter.

                                              Number of Shares
Name                           Series    Series    Series   Series    Series
                               [X][#]    [X][#]    [X][#]   [X][#]    [X][#]







    Total.....................

================================================================================

     The purchase agreement provides that the obligations of the underwriters to purchase the shares included in this offering are subject to the approval of certain legal matters by counsel and to certain other conditions, including, without limitation, the receipt by the underwriters of customary closing certificates, opinions and other documents and the receipt by the Fund of Aaa and AAA ratings on the Preferred Shares by Moody's and Fitch, respectively, as of the time of the offering. The underwriters are obligated to purchase all the Preferred Shares if they purchase any shares. In the underwriting agreement, the Fund and the Adviser have agreed to indemnify the underwriters against certain liabilities, including liabilities arising under the Securities Act of 1933, or to contribute to payments the underwriters may be required to make for any of those liabilities.

     The underwriters propose to initially offer some of the Preferred Shares directly to the public at the public offering price set forth on the cover page of this prospectus and some of the Preferred Shares to certain dealers at the public offering price less a concession not in excess of $[_____] per share. The sales load the Fund will pay of $[_____] per share is equal to [___]% of the initial offering price of the Preferred Shares. After the initial public offering, the underwriters may change the public offering price and the concession. Investors must pay for any Preferred Shares purchased in the initial public offering on or before [___________], 2003.

     The Fund anticipates that the underwriters may from time to time act as brokers or dealers in executing the Fund's portfolio transactions after they have ceased to be underwriters. The underwriters are active underwriters of, and dealers in, securities and act as market makers in a number of such securities, and therefore can be expected to engage in portfolio transactions with the Fund.

     The Fund anticipates that the underwriters or one of their respective affiliates may, from time to time, act in auctions as Broker-Dealers and receive fees as set forth under "The Auction."

     The   principal    business   address   of    [_____________________]    is
[_____________________].

     The settlement date for the purchase of the Preferred Shares will be [___________], 2003, as agreed upon by the underwriters, the Fund and the Adviser pursuant to Rule 15c6-1 under the Securities Exchange Act of 1934.

                        CUSTODIAN AND TRANSFER AGENT; AUCTION AGENT

     The  Custodian  of the  assets of the Fund is State  Street  Bank and Trust
Company, 225 Franklin Street, Boston, Massachusetts 02110. The Custodian performs custodial, fund accounting and portfolio accounting services. EquiServe Trust Company, N.A., P.O. Box 43011, Providence, RI 02940-3011, acts as the Fund's Transfer Agent and Dividend Disbursing Agent with respect to the Common Shares.

     [Auction Agent], [address], a banking corporation organized under the laws of [_________], is the auction agent with respect to the Preferred Shares and acts as transfer agent, registrar, dividend disbursing agent, and redemption agent with respect to such shares.

                                       LEGAL OPINIONS

     Certain legal matters in connection with the Preferred Shares offered hereby will be passed upon for the Fund by Dickstein Shapiro Morin & Oshinsky LLP and for the underwriters by [XXX]. Dickstein Shapiro Morin & Oshinsky LLP and [XXX] may rely as to certain matters of Delaware law on the opinion of Reed Smith LLP.

                                   AVAILABLE INFORMATION

     The Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act and is required to file reports, proxy statements and other information with the Securities and Exchange Commission. These documents can be inspected and copied for a fee at the SEC's public reference room, 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Chicago Regional Office, Suite 1400, Northwestern Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511. Reports, proxy statements, and other information about the Fund can be inspected at the offices of the New York Stock Exchange, 20 Broad Street, New York, New York 10005.

     This prospectus does not contain all of the information in the Fund's registration statement, including amendments, exhibits, and schedules. Statements in this prospectus about the contents of any contact or other document are not necessarily complete and in each instance reference is made to the copy of the contact or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by this reference.

     Additional information about the Fund and Preferred Shares can be found in the Fund's registration statement (including amendments, exhibits, and schedules) on Form N-2 filed with the SEC. The SEC maintains a web site (http://www.sec.gov) that contains the Fund's registration statement, other documents incorporated by reference, and other information the Fund has filed electronically with the Commission, including proxy statements and reports filed under the Securities Exchange Act of 1934.


               TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

                                                                          Page
Use of Proceeds.........................................................
Investment Strategies
Fundamental Investment Objective, Policy and Limitations................
Non-Fundamental Investment Policies.....................................
Investment Securities...................................................
Management of the Fund..................................................
Brokerage Transactions..................................................
Additional Information Concerning the Auctions for Preferred Shares.....
Description of Common Shares............................................
Repurchase of Common Shares.............................................
Tax Matters.............................................................
Experts.................................................................
Additional Information..................................................
Independent Auditors' Report............................................
Financial Statements....................................................
Financial Highlights
APPENDIX A--Statement of Preferences of Municipal Auction Rate
------------------------------------------------------------------------
      Cumulative Preferred Shares.......................................
APPENDIX B--Ratings of Investments......................................


--
December 20, 2002  9:05 AM
--
December 20, 2002  9:05 AM
                                             $




                          Federated Premier Municipal Income Fund


                                      Preferred Shares


                                   [ ] Shares, Series [ ]
                                   [ ] Shares, Series [ ]
                                   [ ] Shares, Series [ ]
                                   [ ] Shares, Series [ ]
                                   [ ] Shares, Series [ ]

                          Liquidation Preference $25,000 per Share


                                         PROSPECTUS









                                         [ ], 2003




     The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the Registration Statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities in any state where the offer or sale is not permitted.

FEDERATED PREMIER MUNICIPAL INCOME FUND

STATEMENT OF ADDITIONAL INFORMATION

     Federated Premier Municipal Income Fund (the "Fund") is a recently organized, diversified, closed-end management investment company. This Statement of Additional Information relating to the Fund's Municipal Auction Rate Cumulative Preferred Shares Series [X], Series [X], Series [X], Series [X] and Series [X,] (the "Preferred Shares") does not constitute a prospectus, but should be read in conjunction with the prospectus relating thereto dated [ ], 2003. This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing Preferred Shares, and investors should obtain and read the prospectus prior to purchasing such Preferred Shares. A copy of the prospectus may be obtained without charge by calling 1-800-341-7400. You may also obtain a copy of the prospectus on the Securities and Exchange Commission's web site (http://www.sec.gov). Capitalized terms used but not defined in this Statement of Additional Information have the meanings ascribed to them in the prospectus.

TABLE OF CONTENTS
                                                                     Page
Use Of Proceeds........................................................2
Investment Strategies..................................................2
Fundamental Investment Objective, Policy And Limitations...............2
Non-Fundamental Investment Policies....................................2
Investment Securities..................................................2
Management Of The Fund.................................................2
Brokerage Transactions.................................................2
Additional Information Concerning......................................2
The Auctions For Preferred Shares......................................2
Description Of Common Shares...........................................2
Repurchase Of Common Shares............................................2
Tax Matters............................................................2
Experts................................................................2
Additional Information.................................................2
Independent Auditors' Report...........................................2
Financial Highlights...................................................2
Portfolio Investments..................................................2
Statement Of Assets And Liabilities....................................2
Statement Of Operations................................................2
Statement Of Changes In Net Assets.....................................2
Appendix A Statement Of Preferences Of Municipal Action Rate Cumulative
Preferred Shares.......................................................2
Appendix B Investment Ratings..........................................2

This Statement of Additional Information is dated [     ], 2003.

                                      USE OF PROCEEDS

     Pending investment in tax exempt securities that meet the Fund's investment objective and policies, the net proceeds of the offering will be invested in high-quality, short-term tax exempt money market securities or in high-quality tax exempt securities with relatively low volatility (such as pre-refunded and intermediate-term bonds), to the extent such securities are available. If necessary to invest fully the net proceeds of the offering immediately, the Fund may also purchase, as temporary investments, short-term taxable investments the income on which is subject to federal regular income tax, and securities of other open- or closed-end investment companies that invest primarily in tax exempt securities of the type in which the Fund may invest directly.

                                   INVESTMENT STRATEGIES

     Under normal circumstances, the Fund will maintain a dollar-weighted average portfolio maturity of 15 to 30 years and a dollar-weighted average duration of 7 to 13 years.

     The Fund's average portfolio maturity represents an average based on the actual stated maturity dates of the debt securities in the Fund's portfolio, except that: (1) variable-rate securities are deemed to mature at the next interest-rate adjustment date, unless subject to a demand feature; (2) variable-rate securities subject to a demand feature are deemed to mature on the longer of the next interest-rate adjustment date or the date on which principal can be recovered through demand; (3) floating-rate securities subject to a demand feature are deemed to mature on the date on which the principal can be recovered through demand; and (4) securities being hedged with futures contracts may be deemed to have a longer maturity, in the case of purchases of futures contracts, and a shorter maturity, in the case of sales of futures contracts, than they would otherwise be deemed to have. In addition, a security that is subject to redemption at the option of the issuer on a particular date ("call date"), which is prior to the security's stated maturity, may be deemed to mature on the call date rather than on its stated maturity date. The call date of a security will be used to calculate average portfolio maturity when the Adviser reasonably anticipates, based upon information available to it, that the issuer will exercise its right to redeem the security. The average portfolio maturity of the Fund is dollar weighted based upon the market value of the Fund's securities at the time of calculation.

     The Fund cannot accurately predict its portfolio turnover rate but anticipates that its annual portfolio turnover rate will not exceed 100%. The Fund generally will not trade securities for the purpose of realizing short-term profits, but it will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions to accomplish its investment objective. Other than for consideration of tax consequences, frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities.

                  FUNDAMENTAL INVESTMENT OBJECTIVE, POLICY AND LIMITATIONS

     The following fundamental investment objective, policy and limitations may not be changed by the Fund's Board without the approval of the holders of a majority of (1) the outstanding Common Shares and Preferred Shares and any preferred shares that may in the future be issued voting together as a class, and (2) the outstanding Preferred Shares and any preferred shares that may in the future be issued , voting as a separate class. When used with respect to particular shares of the Fund, "majority of the outstanding" means (a) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or (b) more than 50% of the shares, whichever is less.

Investment Objectives

     The Fund's investment objective is to provide current income exempt from regular federal income tax.

Investment Policy

     The Fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal income tax, including AMT.

Investment Limitations

   Concentration

     The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, but may invest more than 25% of its total assets in securities of issuers in the same economic sector.

   Diversification of Investments

     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase the securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.

   Underwriting

     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies and limitations.

   Investing in Real Estate

     The Fund will not buy or sell real estate, although it may invest in tax exempt securities secured by real estate or interests in real estate.

     Investing  in  Commodities

     The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, swap transactions, and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

   Lending

     The Fund will not make loans, but may acquire publicly or non-publicly issued tax exempt securities as permitted by its investment objective, policies and limitations.

   Borrowing Money and Issuing Senior Securities

     The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (the "1940 Act").

     For purposes of applying the concentration limitation, securities of the U.S. government, its agencies or instrumentalities, and securities backed by the credit of a governmental entity are not considered to represent industries. However, obligations backed only by the assets and revenues of non-governmental issuers may for this purpose be deemed to be issued by such non-governmental issuers. Thus, the 25% limitation would apply to such obligations.

     For the purpose of applying the concentration limitation, a non-governmental issuer will be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental issuer, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental issuer, then such non-governmental issuer would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental or other entity (other than a bond insurer), it will also be included in the computation of securities owned that are issued by such governmental or other entity. Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank.

                            NON-FUNDAMENTAL INVESTMENT POLICIES

     The Fund is also subject to the following non-fundamental investment policies, which may be changed by the Board without shareholder approval.

Short Sales

     The Fund will not make any short sale of securities except in conformity with applicable laws, rules and regulations and unless after giving effect to such sale, the market value of all securities sold short does not exceed 25% of the value of the Fund's total assets and the Fund's aggregate short sales of a particular class of securities does not exceed 25% of the then outstanding securities of that class.

Investing in Other Investment Companies

     The Fund may purchase securities of open-end or closed-end investment companies in compliance with the 1940 Act or any exemptive relief obtained thereunder.

Exercise of Control

     The Fund will not purchase securities of companies for the purpose of exercising control.

                                   INVESTMENT SECURITIES

     The  following  information   supplements  the  discussion  of  the  Fund's
investment securities that are described in the prospectus.

Fixed Income Securities

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     The Fund may invest in tax exempt securities, which pay interest that is not subject to regular income taxes, including AMT. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

     Following is a description of non-principal tax exempt securities in which the Fund may invest.

     Variable Rate Demand Instruments. Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.

     Municipal Notes. Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

     Tax Increment Financing Bonds. Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

     Municipal Mortgage Back Securities. Municipal mortgage backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgage backed securities generally have fixed interest rates.

     PACS. PACs (planned amortization classes) are a sophisticated form of mortgage backed security issued with a companion class. PACs receive principal payments and prepayments at a specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs to control prepayment risks by increasing the risks to their companion classes.

Credit Enhancement

     Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to a security's holders. Each form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Structured Notes

     The Fund may invest in "structured" notes, which are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate, such as selected securities, an index of securities or specified interest rates or the differential performance of two assets or markets, such as indices reflecting taxable and tax exempt bonds. Depending on the terms of the note, the Fund may forgo all or part of the interest and principal that would be payable on a comparable  conventional  note.  The rate of return on  structured  notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other assets(s). Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.

     The Fund currently intends that any use of structured notes will be for the purpose of reducing the interest rate sensitivity of the Fund's portfolio (and thereby decreasing the Fund's exposure to interest rate risk) and, in any event, that the interest income on the notes will normally be exempt from federal income tax. The Fund will only invest in structured notes if it has received an opinion of counsel for the issuer (or the advice of another authority believed by the Adviser to be reliable) that the interest income on the notes will be exempt from federal income tax. Like other sophisticated strategies, the Fund's use of structured notes may not work as intended; for example, the change in value of the structured notes may not match very closely the change in the value of bonds that the structured notes were purchased to hedge.

Derivative Contracts

     Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

     Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

     For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

     The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

     Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate risks, and may also expose the Fund to liquidity, leverage and tax risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

     The Fund may trade in the following types of derivative contracts, as well as combinations of these contracts, including, but not limited to, options on futures contracts, options on forward contracts and options on swaps.

     Futures Contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset or instrument at a specified price, date and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

     The Fund may buy or sell the interest rate futures contracts and index financial futures contracts. The Fund may also buy or sell futures contracts on tax exempt securities and U.S. government and agency securities.

     Options. Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset or instrument from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset or instrument to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. If the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

     Swaps.  Swaps are  contracts  in which two parties  agree to pay each other
(swap) the returns derived from underlying assets or instruments with differing characteristics. Most swaps do not involve the delivery of the underlying assets or instruments by either party, and the parties might not own the assets or instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors and collars. Common swap agreements that the Fund may use include:

     Interest Rate Swaps. Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated, notional principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same notional principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million notional principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million notional principal amount.

     Caps and Floors. Caps and floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (cap) or below (floor) a certain level in return for a fee from the other party.

     Total Return Swaps. Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset or instrument during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset or instrument.

     Municipal Market Data Rate Locks. The Fund may purchase and sell Municipal Market Data Rate Locks ("MMD Rate Locks"). An MMD Rate Lock permits the Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. The Fund will ordinarily use these transactions as a hedge or for duration or risk management although it is permitted to enter into them to enhance income or gain. An MMD Rate Lock is a contract between the Fund and an MMD Rate Lock provider pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract. For example, if the Fund buys an MMD Rate Lock and the Municipal Market Data AAA General Obligation Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to the Fund equal to the specified level minus the actual level, multiplied by the notional amount of the contract. If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, the Fund will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by the Fund.

Short Sales

     The Fund may make short sales of securities as part of its overall portfolio management strategy and to offset potential declines in long positions in securities in the Fund's portfolio. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. Although short sale transactions are not currently available with respect to Municipal Bonds, the Fund may engage in short sales on taxable bonds and on futures contracts with respect to Municipal Bonds and taxable bonds.

     When the Fund makes a short sale on a security, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

     If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

     To the extent that the Fund engages in short sales, it will provide collateral to the broker-dealer. A short sale is "against the box" to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund may also engage in so-called "naked" short sales (i.e., short sales that are not "against the box"), in which case the Fund's losses could theoretically be unlimited in cases where the Fund is unable for whatever reason to close out its short position. The Fund has the flexibility to engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

Investing In Securities Of Other Investment Companies

     The Fund may invest its assets in securities of other open-end or closed-end investment companies, including the securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Temporary Defensive Investments

     The Fund may make temporary defensive investments in the following taxable securities:

     Treasury Securities. Treasury securities are direct obligations of the federal government of the United States.

     Agency Securities. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity ("GSE") acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

     Bank Instruments. Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

     Corporate Debt Securities. Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.

     Commercial Paper. Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

     Repurchase Agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and place. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

      Repurchase agreements are subject to credit risks.

                                   MANAGEMENT OF THE FUND

Board of Trustees

     The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 44 investment companies (comprising 139 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios.



Interested Trustees Background And Compensation

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
                                                                               Total
                                                                               Compensation
                                                                  Aggregate    From
Name Birth Date                                                   Compensation Fund and
Address          Principal Occupation(s) for Past Five Years,     From         Federated
Positions Held   Other Directorships Held and Previous Positions  Fund +       Fund
with Fund                                                                      Complex
                                                                               (past
                                                                               calendar
                                                                               year)

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
John F.          Principal Occupations: Chairman and Director or  $0         $0
Donahue* Birth   Trustee of the Federated Fund Complex; Chairman
Date: July28,    and Director, Federated Investors, Inc.;
1924 CHAIRMAN    Chairman, Federated Investment Management
AND              Company, Federated Global Investment Management
TRUSTEE(1)(2)    Corp. and Passport Research, Ltd. Previous
                 Positions: Trustee, Federated Investment
                 Management Company and Chairman and Director,
                 Federated Investment Counseling.

J. Christopher   Principal Occupations: President and Chief       $0         $0
Donahue* Birth   Executive Officer of the Federated Fund
Date: April11,   Complex; Director or Trustee of some of the
1949 PRESIDENT   Funds in the Federated Fund Complex; President,
AND              Chief Executive Officer and Director, Federated
TRUSTEE(1)(2)    Investors, Inc.; President, Chief Executive
                 Officer and Trustee, Federated Investment
                 Management Company; Trustee, Federated
                 Investment Counseling; President, Chief
                 Executive Officer and Director, Federated
                 Global Investment Management Corp.; President
                 and Chief Executive Officer, Passport Research,
                 Ltd.; Trustee, Federated Shareholder Services
                 Company; Director, Federated Services Company.
                 Previous Position: President, Federated
                 Investment Counseling.

Lawrence D.      Principal Occupations: Director or Trustee of    $0         $117,117.17
Ellis, M.D.*     the Federated Fund Complex; Professor of
Birth Date:      Medicine, University of Pittsburgh; Medical
October11, 1932  Director, University of Pittsburgh Medical
3471 Fifth       Center Downtown; Hematologist, Oncologist and
Avenue Suite     Internist, University of Pittsburgh Medical
1111             Center. Other Directorships Held: Member,
Pittsburgh, PA   National Board of Trustees, Leukemia Society of
TRUSTEE(1)(2)    America. Previous Positions: Trustee,
                 University of Pittsburgh; Director, University
                 of Pittsburgh Medical Center.

*     Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with
Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested"
because his son-in-law is employed by, Federated Securities Corp., a subsidiary of
Federated Investors, Inc.
+ Board members will not receive compensation from the Fund during the Fund's first fiscal year.  Thereafter, the Fund will be subject to a base charge of $250 per quarter; the remainder of the "Total Compensation" in column two will be allocated to each fund in the
Federated Fund Complex based on the net assets of each such fund.

Independent Trustees Background And Compensation

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Name Birth Date   Principal Occupation(s) for Past Five Years,    Aggregate    Total
Address           Other Directorships Held and Previous           Compensation Compensation
Positions Held    Positions                                       From         From
with Fund                                                         Fund         Fund and
                                                                  (past        Federated
                                                                  fiscal       Fund
                                                                  year)+       Complex
                                                                               (past
                                                                               calendar
                                                                               year)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Thomas G.         Principal Occupation: Director or Trustee of    $0         $128,847.72
Bigley Birth      the Federated Fund Complex. Other
Date:             Directorships Held: Director, Member of
February3, 1934   Executive Committee, Children's Hospital of
15 Old Timber     Pittsburgh; Director, Member of Executive
Trail             Committee, University of Pittsburgh. Previous
Pittsburgh, PA    Position: Senior Partner, Ernst & Young LLP.
TRUSTEE(1)(2)


John T. Conroy,   Principal Occupations: Director or Trustee of   $0         $128,847.66
Jr. Birth Date:   the Federated Fund Complex; Chairman of the
June23, 1937      Board, Investment Properties Corporation;
Grubb &           Partner or Trustee in private real estate
Ellis/Investment  ventures in Southwest Florida. Previous
Properties        Positions: President, Investment Properties
Corporation       Corporation; Senior Vice President, John R.
3838 Tamiami      Wood and Associates, Inc., Realtors;
Trail North       President, Naples Property Management, Inc.
Naples, FL        and Northgate Village Development Corporation.
TRUSTEE(1)(2)

Nicholas P.       Principal Occupation: Director or Trustee of    $0         $126,923.53
Constantakis      the Federated Fund Complex; Previous
Birth Date:       Position:  Partner, Andersen Worldwide SC
September3,       (prior to 9/1/97). Other Directorships Held:
1939 175          Director, Michael Baker Corporation
Woodshire Drive   (engineering and energy services worldwide).
Pittsburgh, PA
 TRUSTEE (1)(2)

John F.           Principal Occupation: Director or Trustee of    $0         $115,368.16
Cunningham        the Federated Fund Complex. Other
Birth Date:       Directorships Held: Chairman, President and
March5, 1943      Chief Executive Officer, Cunningham & Co.,
353 El Brillo     Inc. (strategic business consulting); Trustee
Way Palm Beach,   Associate, Boston College. Previous Positions:
FL TRUSTEE(1)(2)  Director, Redgate Communications and EMC
                  Corporation (computer storage systems);
                  Chairman of the Board and Chief Executive
                  Officer, Computer Consoles, Inc.; President
                  and Chief Operating Officer, Wang
                  Laboratories; Director, First National Bank of
                  Boston; Director, Apollo Computer, Inc.

Peter E. Madden   Principal Occupation: Director or Trustee of    $0         $117,117.14
Birth Date:       the Federated Fund Complex; Management
March16, 1942     Consultant. Previous Positions:
One Royal Palm    Representative, Commonwealth of Massachusetts
Way 100 Royal     General Court; President, State Street Bank
Palm Way Palm     and Trust Company and State Street Corporation
Beach, FL         (retired); Director, VISA USA and VISA
TRUSTEE(1)(2)     International; Chairman and Director,
                  Massachusetts Bankers Association; Director,
                  Depository Trust Corporation; Director, The
                  Boston Stock Exchange.

Charles F.        Principal Occupations: Director or Trustee of   $0         $128,847.66
Mansfield, Jr.    the Federated Fund Complex; Management
Birth Date:       Consultant; Executive Vice President, DVC
April10, 1945     Group, Inc. (marketing, communications and
80 South Road     technology) (prior to 9/1/00). Previous
Westhampton       Positions: Chief Executive Officer, PBTC
Beach, NY         International Bank; Partner, Arthur Young &
TRUSTEE(1)(2)     Company (now Ernst & Young LLP); Chief
                  Financial Officer of Retail Banking Sector,
                  Chase Manhattan Bank; Senior Vice President,
                  HSBC Bank USA (formerly, Marine Midland Bank);
                  Vice President, Citibank; Assistant Professor
                  of Banking and Finance, Frank G. Zarb School
                  of Business, Hofstra University.

John E. Murray,   Principal Occupations: Director or Trustee of   $0         $117,117.14
Jr., J.D.,        the Federated Fund Complex; Chancellor and Law
S.J.D. Birth      Professor, Duquesne University; Consulting
Date:             Partner, Mollica & Murray. Other Directorships
December20,       Held: Director, Michael Baker Corp.
1932              (engineering, construction, operations and
Chancellor,       technical services). Previous Positions:
Duquesne          President, Duquesne University; Dean and
University        Professor of Law, University of Pittsburgh
Pittsburgh, PA    School of Law; Dean and Professor of Law,
TRUSTEE(1)(2)     Villanova University School of Law.

Marjorie P.       Principal Occupations: Director or Trustee of   $0         $117,117.17
Smuts Birth       the Federated Fund Complex; Public Relations/
Date: June21,     Marketing Consultant/Conference Coordinator.
1935 4905         Previous Positions: National Spokesperson,
Bayard Street     Aluminum Company of America; television
Pittsburgh, PA    producer; President, Marj Palmer Assoc.;
TRUSTEE(1)(2)     Owner, Scandia Bord.

+ Board members will not receive compensation from the Fund during the Fund's first fiscal year.  Thereafter, the Fund will be subject to a base charge of $250 per quarter; the remainder of the "Total Compensation" in column two will be allocated to each fund in the
Federated Fund Complex based on the net assets of each such fund.



---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Name Birth Date   Principal Occupation(s) for Past Five Years,    Aggregate    Total
Address           Other Directorships Held and Previous           Compensation Compensation
Positions Held    Positions                                       From         From
with Fund                                                         Fund         Fund and
                                                                  (past        Federated
                                                                  fiscal       Fund
                                                                  year)+       Complex
                                                                               (past
                                                                               calendar
                                                                               year)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
John S. Walsh     Principal Occupations: Director or Trustee of   $0         $117,117.17
Birth Date:       the Federated Fund Complex; President and
November28,       Director, Heat Wagon, Inc. (manufacturer of
1957 2604         construction temporary heaters); President and
William Drive     Director, Manufacturers Products, Inc.
Valparaiso, IN    (distributor of portable construction
 TRUSTEE(1)(2)    heaters); President, Portable Heater Parts, a
                  division of Manufacturers Products, Inc. Other
                  Directorships Held: Director, Walsh & Kelly,
                  Inc. (heavy highway contractor). Previous
                  Position: Vice President, Walsh & Kelly, Inc.


OFFICERS**

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Name Birth       Principal Occupation(s) and Previous Positions
Date Address
Positions Held
with Fund
---------------------------------------------------------------------------------------
John W.          Principal Occupations: Executive Vice President and Secretary of the
McGonigle        Federated Fund Complex; Executive Vice President, Secretary and
Birth Date:      Director, Federated Investors, Inc. Previous Positions: Trustee,
October26,       Federated Investment Management Company and Federated Investment
1938 EXECUTIVE   Counseling; Director, Federated Global Investment Management Corp.,
VICE PRESIDENT   Federated Services Company and Federated Securities Corp.
AND SECRETARY

Richard J.       Principal Occupations: Treasurer of the Federated Fund Complex;
Thomas Birth     Senior Vice President, Federated Administrative Services. Previous
Date: June17,    Positions: Vice President, Federated Administrative Services; held
1954 TREASURER   various management positions within Funds Financial Services
                 Division of Federated Investors, Inc.

Richard B.       Principal Occupations: President or Vice President of some of the
Fisher Birth     Funds in the Federated Fund Complex; Vice Chairman, Federated
Date: May17,     Investors, Inc.; Chairman, Federated Securities Corp. Previous
1923 VICE        Positions: Director or Trustee of some of the Funds in the Federated
PRESIDENT        Fund Complex; Executive Vice President, Federated Investors, Inc.
                 and Director and Chief Executive Officer, Federated Securities Corp.

William D.       Principal Occupations: Chief Investment Officer of this Fund and
Dawson III       various other Funds in the Federated Fund Complex; Executive Vice
Birth Date:      President, Federated Investment Counseling, Federated Global
March3, 1949     Investment Management Corp., Federated Investment Management Company
CHIEF            and Passport Research, Ltd.; Director, Federated Global Investment
INVESTMENT       Management Corp. and Federated Investment Management Company;
OFFICER          Portfolio Manager, Federated Administrative Services; Vice
                 President, Federated Investors, Inc. Previous Positions: Executive
                 Vice President and Senior Vice President, Federated Investment
                 Counseling Institutional Portfolio Management Services Division;
                 Senior Vice President, Federated Investment Management Company and
                 Passport Research, Ltd.

Mary Jo Ochson   Mary Jo Ochson is the Portfolio Manager of the Fund. She is Vice
Birth Date:      President of the Fund.  Ms. Ochson joined Federated in 1982 and has
September 12,    been a Senior Portfolio Manager and a Senior Vice President of the
1953 SENIOR      Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served
VICE PRESIDENT   as a Portfolio Manager and a Vice President of the Fund's Adviser.
                 Ms. Ochson is a Chartered Financial Analyst and received her M.B.A.
                 in Finance from the University of Pittsburgh.


     + Board members will not receive compensation from the Fund during the Fund's first fiscal year. Thereafter, the Fund will be subject to a base charge of $250 per quarter; the remainder of the "Total Compensation" in column two will be allocated to each fund in the Federated Fund Complex based on the net assets of each such fund.

     (1) After a Trustee's initial term, each Trustee is expected to serve a three year term concurrent with the class of trustees for which he or she serves:


     -- Messrs. John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., and John
S. Walsh, as Class I trustees, are expected to stand for re-election at the Fund's 2004 meeting of shareholders.


     -- Messrs. J. Christopher Donahue, Nicholas P. Constantakis, John F. Cunningham, and Majorie P. Smuts, as Class II trustees, are expected to stand for re-election at the Fund's 2005 meeting of shareholders.

     -- Messrs. Lawrence D. Ellis, M.D., Peter E. Madden, Charles F. Mansfield, Jr. and John E. Murray, Jr., J.D, S.J.D., as Class III trustees, are expected to stand for re-election at the Fund's 2006 meeting of shareholders.


     ** Officers do not receive any compensation from the Fund. Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated Investors, Inc. and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.



Committees of the Board
 --------------------------------------------------------------------------------------
                                                                               Meetings
                                                                               Held
                                                                               During
                                                                               Last
 Board     Committee                                                           Fiscal
 Committee Members          Committee Functions                                Year
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 Executive John F.          In between meetings of the full Board, the         NA
           Donahue John     Executive Committee generally may exercise all
           E. Murray,       the powers of the full Board in the management
           Jr., J.D.,       and direction of the business and conduct of the
           S.J.D.           affairs of the Fund in such manner as the
                            Executive Committee shall deem to be in the best
                            interests of the Fund. However, the Executive
                            Committee cannot elect or remove Board members,
                            increase or decrease the number of Trustees,
                            elect or remove any Officer, declare dividends,
                            issue shares or recommend to shareholders any
                            action requiring shareholder approval.

 Audit     Thomas G.        The Audit Committee reviews and recommends to      NA
           Bigley John T.   the full Board the independent auditors to be
           Conroy, Jr.      selected to audit the Fund's financial
           Nicholas P.      statements; meets with the independent auditors
           Constantakis     periodically to review the results of the audits
           Charles F.       and report the results to the full Board;
           Mansfield, Jr.   evaluates the independence of the auditors,
                            reviews legal and regulatory matters that may
                            have a material effect on the financial
                            statements, related compliance policies and
                            programs, and the related reports received from
                            regulators; reviews the Fund's internal audit
                            function; review compliance with the Fund's code
                            of conduct/ethics; review valuation issues;
                            monitors inter-fund lending transactions;
                            reviews custody services and issues and
                            investigate any matters brought to the
                            Committee's attention that are within the scope
                            of its duties.

Board Ownership of Shares in the Fund and in the Federated Family of Investment Companies

 --------------------------------------------


                                Aggregate
                      Dollar    Dollar
                      Range     Range of
                      of        Shares
 Interested Board     Shares    Owned in
 Member Name          Owned     Federated
                      in Fund   Family of
                                Investment
                                Companies
 --------------------------------------------
 --------------------------------------------
 John F. Donahue      $0        Over
                                $100,000
 J. Christopher       $0        Over
 Donahue                        $100,000
 Lawrence D. Ellis,   $0        Over
 M.D.                           $100,000

 Independent Board
 Member Name
 Thomas G. Bigley     $0        Over
                                $100,000
 John T. Conroy, Jr.  $0        Over
                                $100,000
 Nicholas P.          $0        Over
 Constantakis                   $100,000
 John F. Cunningham   $0        Over
                                $100,000
 Peter E. Madden      $0        Over
                                $100,000
 Charles F.           $0        $50,001 -
 Mansfield, Jr.                 $100,000
 John E. Murray,      $0        Over
 Jr., J.D., S.J.D.              $100,000
 Marjorie P. Smuts    $0        Over
                                $100,000
 John S. Walsh        $0        Over
                                $100,000


Code of Ethics

     As required by SEC rules, the Fund, its Adviser, and the Fund's principal underwriters have adopted codes of ethics. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund. These codes can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-942-8090. The codes of ethics are available on the EDGAR Database on the Security and Exchange Commission's web site (http://www.sec.gov), and copies of these codes may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Security and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

Investment Adviser

     The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

     Pursuant to an investment management agreement between the Adviser and the Fund, the Fund has agreed to pay for the investment advisory services and facilities provided by the Adviser a fee payable monthly in arrears at an annual rate equal to 0.55% of the average daily value of the Fund's Managed Assets (the "Management Fee"). The Adviser has contractually agreed to waive receipt of a portion of its Management Fee in the amount of 0.20% of the average daily value of the Fund's Managed Assets for the first five years of the Fund's operations (through December 31, 2007), and for a declining amount for an additional three years (through December 31, 2010). Managed Assets means the total assets of the Fund including any assets attributable to any Preferred Shares or borrowings that may be outstanding, minus the sum of accrued liabilities (other than indebtedness attributable to financial leverage). The liquidation preference on the Preferred Shares is not a liability. This means that during periods in which the Fund is using leverage, the fee paid to the Adviser will be higher than if the Fund did not use leverage because the fee is calculated as a percentage of the Fund's Managed Assets, which include those assets purchased with leverage.

     The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by its contract with the Fund.

     As required by the 1940 Act, the Board has reviewed the Fund's investment advisory contract. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to other funds in the Federated Fund family ("Federated Funds").

     The Board also considered the compensation and benefits received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services to be received by the Adviser from brokers that execute Fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser's cost of providing the services; the extent to which the adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser's services and fee. The Fund's Board is aware of these factors and has taken them into account in its review of the Fund's advisory contract.

     The Board considered and weighed these circumstances in light of its accumulated experience in working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requested and received a significant amount of information about the Fund, the Federated Funds and the Federated organization. Thus, the Board's evaluation of the Fund's advisory contract included an analysis of reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the short- and long-term performance of other Federated Funds (in absolute terms as well as in relationship to their particular investment programs and certain competitor or "peer group" funds) and comments on the reasons for performance; the Fund's proposed expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the possible use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated Funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them.

     The Board also received financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated Funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as administrator and transfer agent to the Federated Funds). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute fund trades.

     The Board based its decision to approve the Fund's advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board did not consider any one of the factors and considerations identified above to be determinative. Because the totality of circumstances included considering the relationship of each Fund to the Federated Funds, the Board did not approach consideration of the Fund's advisory contract as if that were the only Federated Fund.

Custodian

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

Independent Auditors

     The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

                                   BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds under common control with the Fund. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

     Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the accounts(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

                             ADDITIONAL INFORMATION CONCERNING
                             THE AUCTIONS FOR PREFERRED SHARES

General

     Securities Depository. The Depository Trust Company ("DTC") will act as the Securities Depository with respect to each series of Preferred Shares. One certificate for all of the shares of each series will be registered in the name of [ ], as nominee of the Securities Depository. Such certificate will bear a legend to the effect that such certificate is issued subject to the provisions restricting transfers of shares of Preferred Shares contained in the Statement of Preferences of Municipal Auction Rate Cumulative Preferred Shares. The Fund will also issue stop-transfer instructions to the transfer agent for Preferred Shares. Prior to the commencement of the right of holders of Preferred Shares to elect a majority of the Fund's trustees, as described under "Description of Preferred Shares--Voting Rights" in the prospectus, [ ] will be the holder of record of each series of Preferred Shares and owners of such shares will not be entitled to receive certificates representing their ownership interest in such shares.

     DTC, a New York-chartered limited purpose trust company, performs services for its participants, some of whom (and/or their representatives) own DTC. DTC maintains lists of its participants and will maintain the positions (ownership interests) held by each such participant in shares of Preferred Shares, whether for its own account or as a nominee for another person. Additional information concerning DTC and the DTC depository system is included as an Exhibit to the Registration Statement of which this statement of additional information forms a part.

Concerning the Auction Agent

     The auction agent will act as agent for the Fund in connection with auctions. In the absence of bad faith or negligence on its part, the auction agent will not be liable for any action taken, suffered, or omitted or for any error of judgment made by it in the performance of its duties under the auction agency agreement between the Fund and the auction agent and will not be liable for any error of judgment made in good faith unless the auction agent was negligent in ascertaining the pertinent facts.

     The auction agent may rely upon, as evidence of the identities of the holders of Preferred Shares, the auction agent's registry of holders, the results of auctions and notices from any Broker-Dealer (or other person, if permitted by the Fund) with respect to transfers described under "The Auction--Secondary Market Trading and Transfers of Preferred Shares" in the prospectus and notices from the Fund. The auction agent is not required to accept any such notice for an auction unless it is received by the auction agent by 3:00 p.m., New York City time, on the business day preceding such auction.

     The auction agent may terminate its auction agency agreement with the Fund upon notice to the Fund on a date no earlier than 45 days after such notice. If the auction agent should resign, the Fund will use its best efforts to enter into an agreement with a successor auction agent containing substantially the same terms and conditions as the auction agency agreement. The Fund may remove the auction agent provided that prior to such removal the Fund shall have entered into such an agreement with a successor auction agent.

Broker-Dealers

     The auction agent after each auction for shares of each series of Preferred Shares will pay to each Broker-Dealer, from funds provided by the Fund, a service charge at the annual rate of 1/4 of 1% in the case of any auction immediately preceding a rate period of less than one year, or a percentage agreed to by the Fund and the Broker-Dealers in the case of any auction immediately preceding a rate period of one year or longer, of the purchase price of the series of Preferred Shares placed by such Broker-Dealer at such auction. For the purposes of the preceding sentence, Preferred Shares will be placed by a Broker-Dealer if such shares were (a) the subject of hold orders deemed to have been submitted to the auction agent by the Broker-Dealer and were acquired by such Broker-Dealer for its own account or were acquired by such Broker-Dealer for its customers who are beneficial owners or (b) the subject of an order submitted by such Broker-Dealer that is (i) a submitted bid of an existing holder that resulted in the existing holder continuing to hold such shares as a result of the auction or (ii) a submitted bid of a potential holder that resulted in the potential holder purchasing such shares as a result of the auction or (iii) a valid hold order.

     The Fund may request the auction agent to terminate one or more Broker-Dealer agreements at any time, provided that at least one Broker-Dealer agreement is in effect after such termination.

     The Broker-Dealer agreement provides that a Broker-Dealer (other than an affiliate of the Fund) may submit orders in auctions for its own account, unless the Fund notifies all Broker-Dealers that they may no longer do so, in which case Broker-Dealers may continue to submit hold orders and sell orders for their own accounts. Any Broker-Dealer that is an affiliate of the Fund may submit orders in auctions, but only if such orders are not for its own account. If a Broker-Dealer submits an order for its own account in any auction, it might have an advantage over other bidders because it would have knowledge of all orders submitted by it in that auction; such Broker-Dealer, however, would not have knowledge of orders submitted by other Broker-Dealers in that auction.


                                DESCRIPTION OF COMMON SHARES

     A description of Common Shares is contained in the prospectus. The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

Other Shares

     The Board (subject to applicable law and the Fund's Agreement and Declaration of Trust) may authorize an offering, without the approval of the Common Shareholders or Preferred Shareholders, of other classes of shares, or other classes or series of shares, as they determine to be necessary, desirable or appropriate, having such terms, rights, preferences, privileges, limitations and restrictions as the Board sees fit. The Fund currently does not expect to issue any other classes of shares, or series of shares, except for the Common Shares and the Preferred Shares.

                                REPURCHASE OF COMMON SHARES

     The Fund is a closed-end management investment company and as such its Common Shareholders will not have the right to cause the Fund to redeem their shares. Instead, the Fund's Common Shares will trade in the open market at a price that will be a function of several factors, including dividend levels
(which are in turn affected by expenses), NAV, call protection, dividend stability, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Because shares of a closed-end investment company may frequently trade at prices lower than NAV, the Fund's Board may consider action that might be taken to reduce or eliminate any material discount from NAV in respect of Common Shares, which may include the repurchase of such Common Shares in the open market or in private transactions, the making of a tender offer for such Common Shares or the conversion of the Fund to an open-end investment company. The Board may decide not to take any of these actions. In addition, there can be no assurance that share repurchases or tender offers, if undertaken, will reduce market discount.

     Notwithstanding the foregoing, at any time when the Fund's Preferred Shares are outstanding, the Fund may not purchase, redeem or otherwise acquire any of its Common Shares unless (1) all accrued Preferred Shares dividends have been paid and (2) at the time of such purchase, redemption or acquisition, the NAV of the Fund's portfolio (determined after deducting the acquisition price of the Common Shares) is at least 200% of the liquidation value of the outstanding Preferred Shares (expected to equal the original purchase price per share plus any accrued and unpaid dividends thereon). Any service fees incurred in connection with any tender offer made by the Fund will be borne by the Fund and will not reduce the stated consideration to be paid to tendering shareholders.

     Subject to its investment restrictions, the Fund may borrow to finance the repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will reduce the Fund's net income. Any share repurchase, tender offer or borrowing that might be approved by the Fund's Board would have to comply with the Securities Exchange Act of 1934, as amended, the 1940 Act and the rules and regulations thereunder.

     Although the decision to take action in response to a discount from NAV will be made by the Board at the time it considers such issue, it is the Board's present policy, which may be changed by the Board, not to authorize repurchases of Common Shares or a tender offer for such Common Shares if: (1) such transactions, if consummated, would (a) result in the delisting of the Common Shares from the New York Stock Exchange, or (b) impair the Fund's status as a regulated investment company under the Code, (which would make the Fund a taxable entity, causing the Fund's income to be taxed at the corporate level in addition to the taxation of shareholders who receive dividends from the Fund) or as a registered closed-end investment company under the Investment Company Act;
(2) the Fund would not be able to liquidate portfolio securities in an orderly manner and consistent with the Fund's investment objective and policies in order to repurchase shares; or (3) there is, in the Board's judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Fund, (b) general suspension of or limitation on prices for trading securities on the New York Stock Exchange, (c) declaration of a banking moratorium by Federal or state authorities or any suspension of payment by United States or New York banks, (d) material limitation affecting the Fund or the issuers of its portfolio securities by Federal or state authorities on the extension of credit by lending institutions or on the exchange of foreign currency, (e) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States, or (f) other event or condition which would have a material adverse effect (including any adverse tax effect) on the Fund or its shareholders if shares were repurchased. The Board may in the future modify these conditions in light of experience.

     The repurchase by the Fund of its shares at prices below NAV will result in an increase in the NAV of those shares that remain outstanding. However, there can be no assurance that share repurchases or tender offers at or below NAV will result in the Fund's shares trading at a price equal to their net asset value. Nevertheless, the fact that the Fund's shares may be the subject of repurchase or tender offers from time to time, or that the Fund may be converted to an open-end investment company, may reduce any spread between market price and NAV that might otherwise exist.

     In addition, a purchase by the Fund of its Common Shares will decrease the Fund's Managed Assets which would likely have the effect of increasing the Fund's expense ratio. Any purchase by the Fund of its Common Shares at a time when Preferred Shares are outstanding will increase the leverage applicable to the outstanding Common Shares then remaining.

     Before deciding whether to take any action if the Common Shares trade below NAV, the Fund's Board would likely consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action that might be taken on the Fund or its shareholders and market considerations. Based on these considerations, even if the Fund's shares should trade at a discount, the Board may determine that, in the interest of the Fund and its shareholders, no action should be taken.

                                        TAX MATTERS

     The following is a description of certain federal income tax consequences to a shareholder of acquiring, holding and disposing of Preferred Shares. The discussion reflects applicable tax laws of the United States as of the date of this prospectus, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service retroactively or prospectively.

     The Fund intends to elect to be treated and to qualify to be taxed as a regulated investment company under Subchapter M of the Code. In order to qualify as a regulated investment company, the Fund must satisfy certain requirements relating to the source of its income, diversification of its assets and distributions of its income to its shareholders. First, the Fund must derive at least 90% of its annual gross income (including tax exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% gross income test"). Second, the Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets is comprised of cash, cash items, United States government securities, securities of other regulated investment companies and other securities, limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (2) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States government securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses.

     As a regulated investment company, the Fund will not be subject to federal income tax on income and gains that it distributes each taxable year to its shareholders, provided that in such taxable year it distributes at least 90% of the sum of (1) its "investment company taxable income" (which includes, among other items, dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) determined without regard to the deduction for dividends paid and (2) its net tax exempt interest (the excess of its gross tax exempt interest income over certain disallowed deductions). The Fund may retain for investment its net capital gain (which consists of the excess of its net long-term capital gain over its net short-term capital loss). However, if the Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to federal income tax on long-term capital gains, (1) will be required to include in income for federal income tax purposes, as long-term capital gain, their share of such undistributed amount and (2) will be entitled to credit their proportionate shares of the tax paid by the Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by the amount of undistributed capital gains included in the gross income of the shareholder less the tax deemed paid by the shareholder under clause (2) of the preceding sentence. The Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax exempt interest and any investment company taxable income and net capital gain.

     Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, to elect (unless it has made a special taxable year election for excise tax purposes) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

     Distributions by the Fund of investment company taxable income, if any, whether received in cash or additional shares, will be taxable to shareholders as ordinary income (to the extent of the current or accumulated earning and profits of the Fund) and generally will not qualify for the dividends received deduction in the case of corporate shareholders. Net long-term capital gains realized by the Fund and distributed to shareholders in cash or additional shares will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of the Fund. Distributions by the Fund that do not constitute ordinary income dividends, capital gain distributions or exempt-interest dividends (as defined below) will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale of his or her shares, as discussed below.

     The Fund intends to invest in sufficient tax exempt securities to permit payment of "exempt-interest dividends" (as defined in the Code). Except as provided below, exempt-interest dividends paid to Preferred Shareholders are not includable in the holder's gross income for federal income tax purposes.

     If the Fund engages in hedging transactions involving financial futures and options, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer the Fund's losses, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to Preferred Shareholders.

     Prior to purchasing shares in the Fund, an investor should carefully consider the impact of dividends which are expected to be or have been declared, but not paid. Any dividend declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend.

     Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to holders of common shares of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by the Fund (and received by the holder of common shares) on December 31.

     The Internal Revenue Service's position in a published revenue ruling indicates that the Fund is required to designate distributions paid with respect to its Common Shares and its Preferred Shares as consisting of a portion of each type of income distributed by the Fund. The portion of each type of income deemed received by the holders of each class of shares will be equal to the portion of total Fund dividends received by such class. Thus, the Fund will designate dividends paid as exempt-interest dividends in a manner that allocates such dividends between Common Shareholders and Preferred Shareholders in proportion to the total dividends paid to each such class during or with respect to the taxable year, or otherwise as required by applicable law. Capital gain dividends and ordinary income dividends will similarly be allocated between the two classes.

     Exempt-interest dividends are included in determining what portion, if any, of a person's Social Security and railroad retirement benefits will be includable in gross income subject to federal income tax.

     Although exempt-interest dividends generally may be treated by Preferred Shareholders as items of interest excluded from their gross income, each Preferred Shareholder is advised to consult his tax advisor with respect to whether exempt-interest dividends retain their exclusion if the shareholder would be treated as a "substantial user," or a "related person" of a substantial user, of the facilities financed with respect to any of the tax exempt obligations held by the Fund.

     Federal income tax law imposes an alternative minimum tax with respect to both corporations and individuals based on certain items of tax preference. Interest on certain "private activity bonds" is an item of tax preference subject to the alternative minimum tax on individuals and corporations. In addition, for corporations alternative minimum taxable income is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on municipal bonds, and therefore all exempt-interest dividends received from the Fund, are included in calculating adjusted current earnings. Accordingly, investment in the Fund could cause Preferred Shareholders to be subject to or result in an increased liability under the AMT. The Fund will annually supply Preferred Shareholders a report indicating the amount and nature of amounts distributed to them.

     The redemption, sale or exchange of Preferred Shares normally will result in capital gain or loss to Preferred Shareholders who hold their Preferred Shares as capital assets. Generally, a Preferred Shareholder's gain or loss will be long-term capital gain or loss if the shares have been held for more than one year even though the increase in value in such preferred shares is attributable to tax exempt interest income. In addition, gain realized by the Fund from the disposition of a tax exempt security that is attributable to accrued market discount will be treated as ordinary income rather than capital gain, and thus may increase the amount of ordinary income dividends received by Preferred Shareholders. Present law taxes both long- and short-term capital gains of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, however, long-term capital gains will be taxed at a maximum rate of 20% (or 18% for capital assets that have been held for more than five years and whose holding periods began after December 31, 2000), while short-term capital gains and other ordinary income will currently be taxed at a maximum rate of 38.6%1. Because of the limitations on itemized deductions and the deduction for personal exemptions applicable to higher income taxpayers, the effective tax rate may be higher in certain circumstances.

     All or a portion of a sales charge paid in purchasing Preferred Shares cannot be taken into account for purposes of determining gain or loss on the redemption, sale or exchange of such Shares within 90 days after their purchase to the extent Preferred Shares or shares of another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. In addition, no loss will be allowed on the redemption, sale or exchange of Preferred Shares if the Preferred Shareholder purchases other Preferred Shares of the Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire shares that are substantially identical to Preferred Shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption, sale or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired. Further, any losses realized on the redemption, sale or exchange of Preferred Shares held for six months or less will be disallowed to the extent of any exempt-interest dividends received with respect to such Preferred Shares and, if not disallowed, such losses will be treated as long-term capital losses to the extent of any capital gain dividends received (or amounts credited as undistributed capital gains) with respect to such Preferred Shares.

     In order to avoid a 4% federal excise tax, the Fund must distribute or be deemed to have distributed by December 31 of each calendar year the sum of at least 98% of its taxable ordinary income for such year, at least 98% of its capital gain net income (the excess of its realized capital gains over its realized capital losses, generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and capital gain net income for the prior year that was not distributed during such year and on which the Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Fund intends to make timely distributions in compliance with these requirements and consequently it is anticipated that it generally will not be required to pay the excise tax.

If in any tax year the Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its taxable income for that year, and distributions to its shareholders would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's earnings and profits. ----------

1 The Economic Growth and Tax Relief Reconciliation Act of 2001, effective for taxable years beginning after December 31, 2000, creates a new 10 percent income tax bracket and reduces the tax rates applicable to ordinary income over a six year phase-in period. Beginning in the taxable year 2006, ordinary income will be subject to a 35% maximum rate, with approximately proportionate reductions in the other ordinary rates. ---------

     The Fund is required to withhold tax at a rate equal to the fourth lowest rate applicable to unmarried individuals (currently, 30%) on taxable dividends and certain other payments paid to non-corporate shareholders who have not furnished to the Fund their correct taxpayer identification number (in the case of individuals, their Social Security number) and certain certifications, or who are otherwise subject to backup withholding. Backup withholding is not an additional tax and any amount withheld may be refunded or credited against the shareholder's federal income tax liability, provided the required information is furnished to the Internal Revenue Service.

     If at any time when the Fund's Preferred Shares are outstanding the Fund fails to meet the Preferred Shares Basic Maintenance Amount or the Investment Company Act Preferred Shares Asset Coverage, the Fund will be required to suspend distributions to holders of its Common Shares until such maintenance amount or asset coverage, as the case may be, is restored. See "Description of Preferred Shares--Dividends and Rate Periods--Restrictions on Dividends and Other Distributions" in the prospectus. This may prevent the Fund from distributing at least an amount equal to the sum of 90% of its investment company taxable income (determined without regard to dividends paid) and 90% of its net tax exempt income, and may therefore jeopardize the Fund's qualification for taxation as a regulated investment company or cause the Fund to incur a tax liability or a non-deductible 4% excise tax on the undistributed taxable income (including net capital gain), or both. Upon failure to meet the Preferred Shares Basic Maintenance Amount or the Investment Company Act Preferred Shares Asset Coverage, the Fund will be required to redeem Preferred Shares in order to maintain or restore such maintenance amount or asset coverage and avoid the adverse consequences to the Fund and its shareholders of failing to qualify as a regulated investment company. There can be no assurance, however, that any such redemption would achieve such objectives.

     The Fund may, at its option, redeem Preferred Shares in whole or in part, and is required to redeem Preferred Shares to the extent required to maintain the Preferred Shares Basic Maintenance Amount and the Investment Company Act Preferred Shares Asset Coverage. Gain or loss, if any, resulting from a redemption of Preferred Shares will be taxed as gain or loss from the sale or exchange of Preferred Shares under Section 302 of the Code rather than as a dividend, but only if the redemption distribution (a) is deemed not to be essentially equivalent to a dividend, (b) is in complete redemption of an shareholder's interest in the Fund, (c) is substantially disproportionate with respect to the shareholder, or (d) with respect to a non-corporate shareholder, is in partial liquidation of the shareholder's interest in the Fund. For purposes of (a), (b) and (c) above, a Preferred Shareholder's ownership of Common Shares will be taken into account.

     Based in part on a lack of present intention on the part of the Fund to redeem the Preferred Shares at any time in the future, the Fund intends to take the position that under present law the Preferred Shares will constitute stock, rather than debt of the Fund. It is possible, however, that the Internal Revenue Service could take a contrary position asserting for example that the Preferred Shares constitutes debt of the Fund. If that position was upheld distributions in the Preferred Shares would be considered interest, taxable as ordinary income regardless of the taxable earnings of the Fund.

     The foregoing is a general and abbreviated summary of the provisions of the Code and the Treasury Regulations presently in effect as they directly govern the taxation of the Fund and its shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and the Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Preferred Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal income taxation of the Fund and the income tax consequences to its holders of Common Shares.

                                          EXPERTS

     The Financial Highlights of the Fund as of [XXX] appearing in this Statement of Additional Information has been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. Ernst & Young LLP, provides accounting and auditing services to the Fund.


                                   ADDITIONAL INFORMATION

     A Registration Statement on Form N-2, including amendments thereto, relating to the shares offered hereby, has been filed by the Fund with the Securities and Exchange Commission, Washington, D.C. The prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the Fund and the shares offered hereby, reference is made to the Registration Statement. Statements contained in the prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. A copy of the Registration Statement may be inspected without charge on the EDGAR Database at the Commission's website at http://www.sec.gov or at the Commission's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the Commission upon the payment of certain fees prescribed by the Commission.

                                INDEPENDENT AUDITORS' REPORT

[To be provided.]

                                    FINANCIAL HIGHLIGHTS

[To be provided.]

                                   PORTFOLIO INVESTMENTS

[To be provided.]

                            STATEMENT OF ASSETS AND LIABILITIES

[To be provided.]

                                  STATEMENT OF OPERATIONS

[To be provided.]

                             STATEMENT OF CHANGES IN NET ASSETS

[To be provided.]



                                         APPENDIX A
  STATEMENT OF PREFERENCES OF MUNICIPAL ACTION RATE CUMULATIVE PREFERRED SHARES
                                         APPENDIX B
                                     Investment Ratings

Standard and Poor's Long-Term Debt Rating Definitions

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Moody's Investors Service Long-Term Bond Rating Definitions

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium- grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Fitch Ratings Long-Term Debt Rating Definitions

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal. Moody's Investors Service Commercial Paper Ratings

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
Leading market positions in well-established industries; High rates of return on funds employed; Conservative capitalization structure with moderate reliance on debt and ample asset protection; Broad margins in earning coverage of fixed financial charges and high internal cash generation; and Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity   for  timely   payment  on  issues  with  this   designation   is
satisfactory. However, the relative degree of safety is not as high as for issues designated A-1. Fitch Ratings Commercial Paper Rating Definitions

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

federated PREMIER municipal INCOME trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA  15237-7000

Underwriter


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P. O. Box 8600
Boston, MA  02266-8600


Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA  02116-5072














PART C.    OTHER INFORMATION.

Item 24.    Exhibits:

                  (a)   Form of Declaration of Trust of the Registrant; (1)
(i)   Conformed copy of Certificate of Trust of the Registrant; (2)
(ii)  Copy of Amended and Restated Declaration of Trust of the Registrant; (3)
(iii) Conformed copy of Amended and Restated Certificate of Trust of the Registrant; (4)
(b)   Copy of By-Laws of the Registrant; (1)
                        (i)  Copy of Amended and Restated By-Laws of the
                                Registrant; (3)
                  (c)   Not applicable;
                  (d)   Form of Stock Certificate of the Registrant; (3)
                  (e)   Copy of Registrant's dividend reinvestment plan; (3)
                  (f)   Not applicable;
                  (g)   Conformed copy of Investment Management Agreement of the
                         Registrant; (3)
____________________________________________________________
+     All exhibits are being filed electronically.

1. Response is incorporated to Registrant's Initial Registration Statement filed on Form N-2 on October 17, 2002 (File Nos. 333-100605 and 811-21235).

2. Response is incorporated to Registrant's Pre-Effective Amendment No. 1 to its Registration Statement filed on Form N-2 on November 25, 2002 (File Nos. 333-100605 and 811-21235).

3. Response is incorporated to Registrant's Pre-Effective Amendment No. 3 to its Registration Statement filed on Form N-2 on December 17, 2002 (File Nos. 333-100605 and 811-21235).

4. Response is incorporated to Registrant's Pre-Effective Amendment No. 4 to its Registration Statement filed on Form N-2 on December 19, 2002 (File Nos. 333-100605 and 811-21235).




(h)   Conformed Copy of Master Agreement Among Underwriters; (3)
                                              (i)Form of Purchase Agreement; (3)
                        (ii)Form of Standard Dealer Agreement of Merrill
                            Lynch and Co.; (3)
                        (iii)Form of Additional Compensation Agreement; (3)
                  (i)   Not applicable;
(j)      Conformed copy of custodian agreement; (3)
                        (i)Copy of Global Custody Fee Schedule; (3)
(ii)  Copy of Addendum to Global Custody Fee
                             Schedule; (3)
(iii) Copy of Portfolio Recordkeeping Fee Schedule; (3)
(iv)  Copy of Domestic Custody Fee Schedule; (3)
(k)      Conformed copy of Amended and Restated Agreement for Fund Accounting
                 Services, Administrative Services, Transfer Agency Services and Custody Services Procurement; (3)
                        (i)Form of Indemnification Agreement between
                            the Registrant and the Adviser; (3)
                        (ii)Form of Transfer Agency Agreement of the
                               Registrant; (4)
                  (l)   Conformed copy of Opinion and Consent of Counsel as to
                          legality of
                        shares being registered; (4)
                  (m)   Not applicable;
                  (n)   Conformed copy of Consent of Independent Auditors; (4)
                  (o)   Not applicable;
                  (p)   Form of Letter Agreement between the Registrant and the
                          Adviser to
                        Purchase Shares; (4)
                  (q)   Not applicable;

(r) The Registrant hereby incorporates the conformed copy of the Code of Ethics for Access Persons from Item 23(p) of the Federated Managed Allocation Portfolios Registration Statement on Form N-1A filed with the Commission on January 25, 2001. (File Nos. 33-51247 and 811-7129).

(s)   Conformed copy of the Power of Attorney of the Registrant. (3)

Item 25.    Marketing Arrangements


     Reference is made to the Master Agreement Among Underwriters filed as exhibit (h) to the registration statement on December 17, 2002.


Item 26.    Other Expenses of Issuance and Distribution

            Registration Fee:
            NYSE Listing Fee:
            Printing:
            Engraving and Printing Certificates:
            Legal fees and expenses:
            NASD fee:


________________________________________________________
+     All exhibits are being filed electronically.

3. Response is incorporated to Registrant's Pre-Effective Amendment No. 3 to its Registration Statement filed on Form N-2 on December 17, 2002 (File Nos. 333-100605 and 811-21235).

4. Response is incorporated to Registrant's Pre-Effective Amendment No. 4 to its Registration Statement filed on Form N-2 on December 19, 2002 (File Nos. 333-100605 and 811-21235).

Item 27.    Persons Controlled by or Under Common Control with the Fund:

            None




Item 28.    Number of Holders of Securities


            Title of Class                            Number of Record Holders

            Preferred Shares

Item 29.    Indemnification:

          Indemnification is provided to Officers and Trustees of the Registrant pursuant to Article V of Registrant's Declaration of Trust. The Investment Management Agreement between the Registrant and Federated
          Investment Management Company ("Adviser") provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Management Agreement on the part of Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant's Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy. The Purchase Agreement between the Registrant, the Adviser and the Underwriters named therein provides for indemnification of the Underwriters by the Registrant and the Adviser and of the Registrant and the Adviser and their officers and trustees for certain liabilities and also provides for contribution under certain circumstances. The Indemnification Agreement between the Registrant and the Adviser provides for indemnification of the Registrant and its officers and trustees for certain liabilities.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees), Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

          Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or
          (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.




Item 30. Business and Other Connections of Investment Adviser:


          For a description of the other business of the investment adviser, see the section entitled "Management of the Fund" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Management of the Fund." The remaining
          Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

      The remaining Officers of the investment adviser are:

      Vice Chairman:    ......               J. Thomas Madden

      President/ Chief Executive
      Officer:          ......             Keith M. Schappert

Executive Vice Presidents:....            William D. Dawson, III
                        ......            Stephen F. Auth

Senior Vice Presidents: ......            Joseph M. Balestrino
                        ......            David A. Briggs
                        ......            Jonathan C. Conley
                        ......            Christopher F. Corapi
                        ......            Deborah A. Cunningham
                        ......            Michael P. Donnelly
                        ......            Linda A. Duessel
                        ......            Mark E. Durbiano
                        ......            James E. Grefenstette
                        ......            Robert M. Kowit
                        ......            Jeffrey A. Kozemchak
                        ......            Richard J. Lazarchic
                        ......            Susan M. Nason
                        ......            Mary Jo Ochson
                        ......            Robert J. Ostrowski
                        ......            Frank Semack
                        ......            Richard Tito
                        ......            Peter Vutz

Vice Presidents:        ......            Todd A. Abraham
                        ......            J. Scott Albrecht
                                          Randall S. Bauer
                        ......            Nancy J.Belz
                        ......            G. Andrew Bonnewell
                        ......            David Burns
                        ......            Robert E. Cauley
                        ......            Regina Chi
                        ......            Ross M. Cohen
                        ......            Fred B. Crutchfield
                        ......            Lee R. Cunningham, II
                        ......            Alexandre de Bethmann
                                          Anthony Delserone, Jr.
                        ......            Donald T. Ellenberger
                        ......            Eamonn G. Folan
                        ......            Kathleen M. Foody-Malus
                        ......            Thomas M. Franks
                        ......            John T. Gentry
                        ......            David P. Gilmore
                        ......            Marc Halperin
                        ......            John W. Harris
                        ......            Patricia L. Heagy
                        ......            Susan R. Hill
                        ......            Nikola A. Ivanov
                        ......            William R. Jamison
                        ......            Constantine J. Kartsonas
                        ......            Nathan H. Kehm
                        ......            John C. Kerber
                        ......            Steven Lehman
                        ......            Marian R. Marinack
                        ......            Natalie F. Metz
                        ......            Thomas J. Mitchell
                        ......            Joseph M. Natoli
                        ......            John L. Nichol
                        ......            Mary Kay Pavuk
                        ......            Jeffrey A. Petro
                        ......            John P. Quartarolo
                        ......            Ihab L. Salib
                        ......            Roberto Sanchez-Dahl, Sr.
                                          Aash M. Shah
                        ......            John Sidawi
                        ......            Michael W. Sirianni, Jr.
                        ......            Christopher Smith
                        ......            Timothy G. Trebilcock
                        ......            Leonardo A. Vila
                        ......            Paige M. Wilhelm
                        ......            Richard M. Winkowski, Jr.
                        ......            Lori A. Wolff
                        ......            George B. Wright

Assistant Vice Presidents:....            Catherine A. Arendas
                        ......            Angela A. Auchey
                        ......            Nicholas P. Besh
                        ......            Hanan Callas
                        ......            David W. Cook
                        ......            James R. Crea, Jr.
                        ......            Karol M. Crummie
                        ......            David Dao
                        ......            Richard J. Gallo
                        ......            James Grant
                        ......            Anthony Han
                        ......            Kathryn P. Heagy
                        ......            Carol B. Kayworth
                        ......            J. Andrew Kirschler
                        ......            Robert P. Kozlowski
                        ......            Ted T. Lietz, Sr.
                        ......            Monica Lugani
                        ......            Tracey L. Lusk
                        ......            Theresa K. Miller
                        ......            Bob Nolte
                        ......            Rae Ann Rice
                        ......            Jennifer G. Setzenfand
                        ......            Kyle D. Stewart
                        ......            Mary Ellen Tesla
                        ......            Michael R. Tucker
                                          Steven J. Wagner
                                          Mark Weiss

Secretary:              ......            G. Andrew Bonnewell

Treasurer:              ......            Thomas R. Donahue

Assistant Secretaries:  ......            Jay S. Neuman
                        ......            Leslie K. Ross

Assistant Treasurer:    ......            Denis McAuley, III

The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.



Item 31.  Location of Accounts and Records:

          All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3
          promulgated   thereunder  are  maintained  at  one  of  the  following
          locations:

           Registrant                     Reed Smith LLP
                                          Investment and Asset Management
                                               Group (IAMG)
                                          Federated Investors Tower
                                          12th Floor
                                          1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779
                                          (Notices should be sent to the
                                          Agent for Service at above
                                          address)

                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh,  PA  15237-7000

           EquiServe Trust Co., N.A.      P.O. Box 43011
           ("Transfer Agent and Dividend Providence, RI 02940-3011 Disbursing Agent")

           Federated Services             Federated Investors Tower
           Company                        1001 Liberty Avenue
           ("Administrator")              Pittsburgh, PA  15222-3779
(((
           Federated Investment           Federated Investors Tower
           Management Company             1001 Liberty Avenue
           ("Adviser")                    Pittsburgh, PA  15222-3779

           State Street Bank and          P.O. Box 8600
           Trust Company                  Boston, MA  02266-8600
           ("Custodian")

Item 32.  Management Services:            Not applicable.

Item 33.  Undertakings:

     The Registrant undertakes to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement.

          The Registrant undertakes that:

     (a) for purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant pursuant to Rule 424(b)(1) or
     (4) or 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective.

     (b) for the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

     The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, the Registrant's Statement of Additional Information.



                                         SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED PREMIER MUNICIPAL INCOME FUND, has duly caused this Initial Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 19th day of December, 2002.

                          FEDERATED PREMIER MUNICIPAL INCOME FUND

                  BY: /s/ Leslie K. Ross
                  Leslie K. Ross, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  December 19, 2002

     Pursuant to the requirements of the Securities Act of 1933, this Initial Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/ Leslie K. Ross            Attorney In Fact          December 19, 2002
    Leslie K. Ross                For the Persons
    ASSISTANT SECRETARY           Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee

J. Christopher Donahue*           President and Trustee
                                  (Principal Executive Officer)

Richard J. Thomas*                Treasurer
                                  (Principal Financial Officer)

William D. Dawson, III*           Chief Investment Officer

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

Nicholas P. Constantakis*         Trustee

John F. Cunningham*               Trustee

Lawrence D. Ellis, M.D.*          Trustee

Peter E. Madden*                  Trustee

Charles F. Mansfield, Jr.*        Trustee

John E. Murray, Jr.*              Trustee

Marjorie P. Smuts*                Trustee

John S. Walsh*                    Trustee


*by power of attorney



--------

1 The Economic Growth and Tax Relief Reconciliation Act of 2001, effective for taxable years beginning after December 31, 2000, creates a new 10 percent income tax bracket and reduces the tax rates applicable to ordinary income over a six year phase-in period. Beginning in the taxable year 2006, ordinary income will be subject to a 35% maximum rate, with approximately proportionate reductions in the other ordinary rates.